UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 52.9%
Aerospace & Defense — 1.5%
1,900	General Dynamics Corp.	$107,787
17,000	Honeywell International, Inc.	557,770
700	Lockheed Martin Corp.	57,428
1,000	Raytheon Co.	50,620
15,400	The Boeing Co.	651,574
8,362	United Technologies Corp.(a)	401,292

		1,826,471

Air Freight & Logistics — 0.4%
200	C.H. Robinson Worldwide, Inc.	9,196
1,600	Expeditors International of Washington, Inc.(a)	44,496
2,700	FedEx Corp.	137,538
6,800	United Parcel Service, Inc. Class B	288,932

		480,162

Airlines* — 0.0%
8,050	Delta Air Lines, Inc.	55,545

Auto Components — 0.1%
1,500	Autoliv, Inc.	27,585
10,400	Johnson Controls, Inc.	130,104

		157,689

Automobiles(a) — 0.1%
13,200	Ford Motor Co.*	24,684
3,700	General Motors Corp.	11,137
6,900	Harley-Davidson, Inc.	84,042

		119,863

Beverages — 1.1%
12,500	PepsiCo, Inc.	627,875
16,100	The Coca-Cola Co.	687,792

		1,315,667

Biotechnology* — 1.1%
11,800	Amgen, Inc.	647,230
2,600	Biogen Idec, Inc.	126,490
2,100	Celgene Corp.	111,195
1,100	Genzyme Corp.	75,812
8,000	Gilead Sciences, Inc.(a)	406,160

		1,366,887

Capital Markets — 1.2%
3,800	American Capital Ltd.	10,868
6,300	Ameriprise Financial, Inc.	126,945
15,000	Bank of New York Mellon Corp.	386,100
4,100	Legg Mason, Inc.	65,846
11,000	Morgan Stanley	222,530
4,300	Northern Trust Corp.	247,336
6,310	State Street Corp.	146,834
500	T. Rowe Price Group, Inc.	13,790
3,600	TD Ameritrade Holding Corp.*(a)	40,464
18,500	The Charles Schwab Corp.	251,415

		1,512,128

Shares	Description	Value
Common Stocks — (continued)
Chemicals — 1.0%
2,100	Air Products & Chemicals, Inc.	$105,630
16,500	E.I. du Pont de Nemours & Co.	378,840
5,600	Monsanto Co.	425,936
2,700	PPG Industries, Inc.	101,466
2,800	Praxair, Inc.	174,328
900	Rohm and Haas Co.	49,671
2,100	RPM International, Inc.	25,851
700	The Mosaic Co.	24,969

		1,286,691

Commercial Banks — 1.1%
3,100	BB&T Corp.(a)	61,349
5,600	Fifth Third Bancorp(a)	13,384
59	First Horizon National Corp.	560
4,500	Huntington Bancshares, Inc.	12,960
3,500	KeyCorp	25,480
1,300	Marshall & Ilsley Corp.	7,423
2,805	PNC Financial Services Group, Inc.	91,238
1,000	Popular, Inc.	2,740
8,600	Regions Financial Corp.	29,756
4,100	SunTrust Banks, Inc.	50,266
12,200	U.S. Bancorp	181,048
46,490	Wells Fargo & Co.	878,661
900	Zions Bancorp	13,428

		1,368,293

Commercial Services & Supplies — 0.3%
6,400	Cintas Corp.	145,600
13,100	R.R. Donnelley & Sons Co.	127,856
1,700	Republic Services, Inc.	43,962
10,600	Steelcase, Inc.	45,792

		363,210

Communications Equipment — 1.5%
45,407	Cisco Systems, Inc.*	679,743
27,300	Corning, Inc.	276,003
700	Harris Corp.	30,303
400	Juniper Networks, Inc.*	5,664
54,100	Motorola, Inc.(a)	239,663
20,000	QUALCOMM, Inc.	691,000

		1,922,376

Computers & Peripherals — 2.3%
2,405	Apple, Inc.*(b)	216,763
6,950	Diebold, Inc.	172,221
14,500	EMC Corp.*(a)	160,080
24,450	Hewlett-Packard Co.	849,637
16,200	International Business Machines Corp.	1,484,730
2,100	NetApp, Inc.*	31,143
4,400	Sun Microsystems, Inc.*	18,304

		2,932,878

Construction & Engineering — 0.1%
2,900	Fluor Corp.	112,810

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Construction Materials — 0.1%
3,400	Vulcan Materials Co.	$168,164

Consumer Finance — 0.3%
15,500	American Express Co.	259,315
4,900	Capital One Financial Corp.	77,616
2,200	Discover Financial Services	15,730

		352,661

Diversified Consumer Services* — 0.0%
500	Apollo Group, Inc.	40,730

Diversified Financial Services — 1.5%
31,208	Bank of America Corp.	205,349
7,300	CIT Group, Inc.	20,367
60,201	Citigroup, Inc.	213,713
1,400	IntercontinentalExchange, Inc.*	79,702
39,261	JPMorgan Chase & Co.	1,001,548
3,700	Leucadia National Corp.*	58,904
5,200	Moody’s Corp.	111,384
2,200	MSCI, Inc.*	38,192
4,600	NYSE Euronext(a)	101,200
4,300	The Nasdaq OMX Group, Inc.*	93,826

		1,924,185

Diversified Telecommunication Services — 2.0%
55,450	AT&T, Inc.(b)	1,365,179
3,600	Embarq Corp.	128,592
48,400	Qwest Communications International, Inc.(a)	155,848
28,900	Verizon Communications, Inc.	863,243

		2,512,862

Electric Utilities — 1.2%
7,700	American Electric Power Co., Inc.	241,395
2,000	Edison International	65,140
7,400	Exelon Corp.	401,228
3,100	FirstEnergy Corp.	154,969
2,800	FPL Group, Inc.	144,340
3,700	Pinnacle West Capital Corp.	123,839
12,710	Southern Co.	425,149

		1,556,060

Electrical Equipment — 0.4%
1,300	Cooper Industries Ltd.	34,983
15,500	Emerson Electric Co.	506,850

		541,833

Electronic Equipment, Instruments & Components — 0.1%
5,000	Molex, Inc.	66,850
2,600	Molex, Inc. Class A	31,772
1,800	Tyco Electronics Ltd.	25,488

		124,110

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 0.9%
2,400	BJ Services Co.	$26,400
3,600	Diamond Offshore Drilling, Inc.(a)	225,936
23,000	Halliburton Co.	396,750
5,800	National-Oilwell Varco, Inc.*	153,352
8,200	Schlumberger Ltd.	334,642

		1,137,080

Food & Staples Retailing — 1.6%
3,700	Costco Wholesale Corp.	166,611
11,100	CVS Caremark Corp.	298,368
1,500	Safeway, Inc.	32,145
2,200	SUPERVALU, Inc.	38,588
10,500	Sysco Corp.	234,045
900	The Kroger Co.	20,250
20,381	Wal-Mart Stores, Inc.	960,353
7,600	Walgreen Co.	208,316

		1,958,676

Food Products — 1.1%
5,400	Archer-Daniels-Midland Co.	147,852
6,300	ConAgra Foods, Inc.	107,730
8,390	General Mills, Inc.	496,268
4,400	H.J. Heinz Co.	160,600
17,700	Kraft Foods, Inc.	496,485

		1,408,935

Gas Utilities — 0.1%
600	Nicor, Inc.	20,526
1,300	ONEOK, Inc.	37,986

		58,512

Health Care Equipment & Supplies — 1.0%
5,300	Baxter International, Inc.	310,845
1,300	Becton, Dickinson & Co.	94,471
400	Intuitive Surgical, Inc.*	41,292
12,690	Medtronic, Inc.	424,988
1,400	St. Jude Medical, Inc.*	50,918
5,400	Stryker Corp.	228,096
600	Teleflex, Inc.	31,908
500	Varian Medical Systems, Inc.*	18,565
600	Zimmer Holdings, Inc.*	21,840

		1,222,923

Health Care Providers & Services — 1.0%
5,800	Aetna, Inc.	179,800
5,100	Cardinal Health, Inc.	192,015
400	DaVita, Inc.*	18,800
480	Express Scripts, Inc.*	25,805
600	Humana, Inc.*	22,758
1,700	McKesson Corp.	75,140
5,300	Medco Health Solutions, Inc.*	238,129
1,100	Quest Diagnostics, Inc.	54,285
12,700	UnitedHealth Group, Inc.	359,791
1,200	WellPoint, Inc.*	49,740

		1,216,263

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 1.1%
900	Carnival Corp.	$16,371
2,900	Marriott International, Inc.	47,299
13,900	McDonald’s Corp.	806,478
24,300	Starwood Hotels & Resorts Worldwide, Inc.	367,416
300	Wynn Resorts Ltd.*	9,024
2,600	Yum! Brands, Inc.	74,412

		1,321,000

Household Durables — 0.2%
1,500	Centex Corp.	12,765
7,800	D.R. Horton, Inc.	46,488
300	Fortune Brands, Inc.	9,600
6,500	Garmin Ltd.	113,945
2,900	Leggett & Platt, Inc.	36,221
1,800	Pulte Homes, Inc.	18,270
900	Whirlpool Corp.	30,087

		267,376

Household Products — 1.7%
5,590	Colgate-Palmolive Co.	363,574
700	Kimberly-Clark Corp.	36,029
2,000	The Clorox Co.	100,300
28,900	The Procter & Gamble Co.	1,575,050

		2,074,953

Independent Power Producers & Energy Traders — 0.1%
3,200	Constellation Energy Group, Inc.	84,160
1,900	The AES Corp.*	15,029

		99,189

Industrial Conglomerates — 1.2%
2,500	3M Co.	134,475
111,298	General Electric Co.	1,350,045
5,600	Textron, Inc.	50,568

		1,535,088

Insurance — 1.2%
2,200	Aflac, Inc.	51,062
1,300	Aon Corp.	48,165
1,000	Assurant, Inc.	26,400
400	Cincinnati Financial Corp.	8,772
800	CNA Financial Corp.	9,304
10,200	Genworth Financial, Inc.	23,664
4,200	MBIA, Inc.*	16,212
6,600	MetLife, Inc.	189,618
8,300	Principal Financial Group, Inc.	137,697
9,800	Prudential Financial, Inc.	252,350
5,800	The Allstate Corp.	125,686
3,400	The Chubb Corp.	144,772
5,500	The Hartford Financial Services Group, Inc.	72,380
6,500	The Progressive Corp.*	78,975
6,000	The Travelers Cos., Inc.	231,840
7,000	Unum Group	99,120
6,500	XL Capital Ltd.	18,850

		1,534,867

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail* — 0.1%
2,300	Amazon.com, Inc.	$135,286

Internet Software & Services* — 0.8%
12,200	eBay, Inc.	146,644
1,800	Google, Inc.	609,354
700	VeriSign, Inc.	13,517
15,700	Yahoo!, Inc.(a)	184,161

		953,676

IT Services — 0.3%
1,200	Automatic Data Processing, Inc.	43,596
600	Cognizant Technology Solutions Corp.*	11,238
8,970	Paychex, Inc.	217,881
1,700	Visa, Inc.	83,895

		356,610

Leisure Equipment & Products — 0.6%
1,700	Eastman Kodak Co.	7,701
1,440	Hasbro, Inc.	34,747
48,800	Mattel, Inc.	692,472

		734,920

Life Sciences Tools & Services* — 0.1%
3,500	Thermo Fisher Scientific, Inc.	125,755

Machinery — 0.7%
7,800	Caterpillar, Inc.(a)	240,630
3,600	Cummins, Inc.	86,328
700	Dover Corp.	19,796
3,700	Eaton Corp.	162,874
400	Flowserve Corp.	21,324
9,100	Ingersoll-Rand Co. Ltd.	147,511
100	ITT Corp.	4,528
3,400	PACCAR, Inc.	89,726
1,300	Parker Hannifin Corp.	49,673

		822,390

Media — 1.0%
900	Cablevision Systems Corp.	14,427
7,400	CBS Corp. Class B(a)	42,328
1,800	Comcast Corp.	26,370
15,600	Gannett Co., Inc.(a)	90,012
4,400	Hearst-Argyle Television, Inc.	17,336
1,500	Liberty Global, Inc.*	21,855
10,000	News Corp.	63,900
600	Scripps Networks Interactive	12,882
6,100	The DIRECTV Group, Inc.*	133,590
900	The New York Times Co.	4,473
28,100	The Walt Disney Co.	581,108
26,000	Time Warner, Inc.	242,580

		1,250,861

Metals & Mining — 0.7%
16,200	Alcoa, Inc.	126,198

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
4,500	Newmont Mining Corp.	$179,010
2,000	Nucor Corp.	81,580
27,200	Southern Copper Corp.	379,168
1,800	United States Steel Corp.	54,054

		820,010

Multi-Utilities — 0.6%
4,100	Ameren Corp.	136,325
4,400	Dominion Resources, Inc.	154,792
21,400	NiSource, Inc.	207,152
1,100	OGE Energy Corp.	27,148
800	Public Service Enterprise Group, Inc.	25,256
1,000	Sempra Energy	43,840
5,500	TECO Energy, Inc.	66,055
6,100	Xcel Energy, Inc.	112,606

		773,174

Multiline Retail — 0.5%
4,700	J.C. Penney Co., Inc.	78,725
2,700	Kohl’s Corp.*	99,117
24,500	Macy’s, Inc.	219,275
8,000	Nordstrom, Inc.	101,520
3,700	Target Corp.	115,440

		614,077

Oil, Gas & Consumable Fuels — 7.2%
8,100	Anadarko Petroleum Corp.	297,594
4,600	Apache Corp.	345,000
13,414	Chevron Corp.	945,955
22,200	ConocoPhillips	1,055,166
3,100	CONSOL Energy, Inc.	84,506
6,000	Devon Energy Corp.	369,600
10,000	El Paso Corp.	81,800
2,200	EOG Resources, Inc.	149,094
53,802	Exxon Mobil Corp.	4,114,777
2,900	Hess Corp.	161,269
13,200	Marathon Oil Corp.	359,436
1,500	Occidental Petroleum Corp.	81,825
4,200	Peabody Energy Corp.	105,000
2,700	Southwestern Energy Co.*	85,455
2,300	Sunoco, Inc.	106,536
2,600	Tesoro Corp.	44,798
10,100	The Williams Cos., Inc.	142,915
11,300	Valero Energy Corp.	272,556
7,200	XTO Energy, Inc.	267,048

		9,070,330

Paper & Forest Products — 0.2%
7,800	International Paper Co.	71,136
5,100	Weyerhaeuser Co.	139,434

		210,570

Personal Products — 0.0%
2,100	Avon Products, Inc.	42,945

Pharmaceuticals — 4.9%
13,340	Abbott Laboratories	739,570

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
1,300	Allergan, Inc.	$49,556
44,300	Bristol-Myers Squibb Co.	948,463
14,400	Eli Lilly & Co.	530,208
23,800	Johnson & Johnson(a)	1,373,022
24,600	Merck & Co., Inc.	702,330
74,578	Pfizer, Inc.	1,087,347
7,600	Schering-Plough Corp.	133,456
13,200	Wyeth	567,204

		6,131,156

Professional Services — 0.0%
200	Manpower, Inc.	5,692

Real Estate Investment Trusts — 0.4%
1,266	Apartment Investment & Management Co.	11,253
2,400	Equity Residential	57,432
900	HCP, Inc.	21,006
3,400	Host Hotels & Resorts, Inc.	18,292
800	Kimco Realty Corp.	11,504
400	Plum Creek Timber Co., Inc.	12,308
6,700	ProLogis(a)	67,067
800	Public Storage	49,496
4,950	Simon Property Group, Inc.	212,751
1,700	Vornado Realty Trust	86,377

		547,486

Real Estate Management & Development — 0.0%
600	Forest City Enterprises, Inc.	4,056

Road & Rail — 0.8%
4,400	Burlington Northern Santa Fe Corp.	291,500
5,400	CSX Corp.	156,384
5,600	Norfolk Southern Corp.(a)	214,816
7,000	Union Pacific Corp.	306,530

		969,230

Semiconductors & Semiconductor Equipment — 1.3%
400	Altera Corp.	6,152
5,500	Analog Devices, Inc.	109,890
27,100	Applied Materials, Inc.	253,927
900	Cypress Semiconductor Corp.*	4,059
49,200	Intel Corp.	634,680
1,300	KLA-Tencor Corp.	26,052
1,000	Marvell Technology Group Ltd.*	7,290
3,400	Microchip Technology, Inc.	64,498
7,200	National Semiconductor Corp.	73,008
26,900	Texas Instruments, Inc.	402,155
5,100	Xilinx, Inc.	85,935

		1,667,646

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 1.9%
4,000	Adobe Systems, Inc.*	$77,240
800	Citrix Systems, Inc.*	16,832
3,100	Electronic Arts, Inc.*	47,864
88,840	Microsoft Corp.	1,519,164
35,200	Oracle Corp.*	592,416
700	Salesforce.com, Inc.*	18,627
5,200	Symantec Corp.*	79,716

		2,351,859

Specialty Retail — 0.8%
3,300	American Eagle Outfitters, Inc.	29,733
4,500	Best Buy Co., Inc.	126,090
15,200	Lowe’s Cos., Inc.	277,704
5,500	OfficeMax, Inc.	30,305
4,200	RadioShack Corp.	48,132
4,900	Staples, Inc.	78,106
3,600	The Gap, Inc.	40,608
13,200	The Home Depot, Inc.	284,196
400	The Sherwin-Williams Co.	19,100
3,900	The TJX Cos., Inc.	75,738
1,600	Tiffany & Co.	33,200

		1,042,912

Textiles, Apparel & Luxury Goods — 0.1%
10,600	Jones Apparel Group, Inc.	36,676
2,000	NIKE, Inc. Class B	90,500

		127,176

Thrifts & Mortgage Finance — 0.1%
2,890	Capitol Federal Financial	119,646

		119,646

Tobacco — 1.2%
45,800	Altria Group, Inc.	757,532
400	Lorillard, Inc.	23,784
17,400	Philip Morris International, Inc.	646,410
200	Reynolds American, Inc.	7,636

		1,435,362

Wireless Telecommunication Services — 0.0%
600	MetroPCS Communications, Inc.*	8,154
300	Telephone & Data Systems, Inc.	9,153

		17,307

TOTAL COMMON STOCKS		$66,206,269

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 9.8%
Aerospace/Defense(c) — 0.1%
Alliant Techsystems, Inc.
$62,000	6.750%	04/01/16	$59,210

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Banks — 1.4%
ANZ Capital Trust I(c)(d)
	$175,000	4.484%		01/29/49	$137,115
Astoria Financial Corp.(c)
	150,000	5.750		10/15/12	128,670
Bank of America Corp.(c)(e)
	190,000	8.000		12/29/49	100,634
Citigroup, Inc.
	100,000	5.300		10/17/12	91,377
	300,000	5.850		07/02/13	277,694
GreenPoint Bank
	125,000	9.250		10/01/10	121,191
HBOS Capital Funding LP(c)(d)(e)
	225,000	6.071		06/29/49	37,981
JPMorgan Chase & Co.(c)(e)
	225,000	7.900		04/29/49	171,011
Popular North America, Inc.
	25,000	5.650		04/15/09	24,854
Resona Bank Ltd.(c)(d)(e)
EUR	175,000	4.125		09/27/49	105,313
	$175,000	5.850		09/29/49	87,500
Royal Bank of Scotland Group PLC(c)
	125,000	9.118		03/31/49	45,623
	125,000	6.990	(d)(e)	10/29/49	32,500
Wachovia Corp.
	50,000	5.500		05/01/13	51,533
	225,000	5.750		02/01/18	221,195
Wells Fargo Capital XIII(c)(e)
	225,000	7.700		12/29/49	161,322

					1,795,513

Brokerage — 0.7%
Bear Stearns & Co., Inc.
	425,000	7.250		02/01/18	451,117
Merrill Lynch & Co., Inc.
	100,000	6.400		08/28/17	93,239
Morgan Stanley & Co.(c)
	400,000	6.625		04/01/18	366,603

					910,959

Technology(c) — 0.1%
Fiserv, Inc.
	175,000	6.125		11/20/12	156,173

Electric(c) — 0.7%
Arizona Public Service Co.
	100,000	5.800		06/30/14	89,229
	150,000	6.250		08/01/16	130,882
CenterPoint Energy, Inc. Series B
	25,000	7.250		09/01/10	24,724
Commonwealth Edison Co.
	175,000	5.400		12/15/11	176,398
MidAmerican Energy Holdings Co.
	25,000	5.950		05/15/37	22,841
Nevada Power Co. Series L
	100,000	5.875		01/15/15	95,335

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Electric(c) — (continued)
Progress Energy, Inc.
$100,000	5.625%	01/15/16	$93,334
75,000	7.000	10/30/31	70,707
The AES Corp.
125,000	9.500	06/01/09	126,250

			829,700

Energy(c) — 0.7%
Canadian Natural Resources Ltd.
50,000	5.150	02/01/13	46,478
100,000	5.700	05/15/17	84,386
75,000	6.500	02/15/37	57,276
EnCana Corp.
200,000	6.500	02/01/38	154,078
Kerr-McGee Corp.
175,000	6.950	07/01/24	139,263
Petroleos Mexicanos(d)
200,000	8.000	05/03/19	199,500
Transocean, Inc.
125,000	6.800	03/15/38	114,287
Valero Energy Corp.
175,000	6.625	06/15/37	129,950

			925,218

Entertainment — 0.0%
Time Warner Entertainment Co.
25,000	8.375	03/15/23	25,507

Financial — 0.1%
International Lease Finance Corp.
100,000	4.950	02/01/11	79,250

Food & Beverage(c) — 0.4%
Anheuser-Busch InBev Worldwide, Inc.(d)
200,000	7.750	01/15/19	202,885
Cargill, Inc.(d)
250,000	5.200	01/22/13	239,253
General Mills, Inc.
100,000	5.650	02/15/19	101,997

			544,135

Gaming(c) — 0.0%
MGM Mirage, Inc.
50,000	8.500	09/15/10	40,250

			40,250

Life Insurance(c) — 0.2%
Americo Life, Inc.(d)
50,000	7.875	05/01/13	37,531
Lincoln National Corp.(e)
275,000	7.000	05/17/66	126,500
Phoenix Life Insurance Co.(d)
125,000	7.150	12/15/34	77,064

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance(c) — (continued)
Reinsurance Group of America, Inc.(e)
$75,000	6.750%	12/15/65	$27,844

			268,939

Media-Cable — 0.7%
Comcast Cable Communications Holdings, Inc.
125,000	10.625	07/15/12	134,079
125,000	9.455	11/15/22	141,253
Cox Communications, Inc.(c)(d)
275,000	6.250	06/01/18	250,652
Rogers Communications, Inc.(c)
50,000	6.800	08/15/18	52,009
Time Warner Cable, Inc.(c)
300,000	5.400	07/02/12	290,810

			868,803

Media-Non Cable(c) — 0.5%
EchoStar DBS Corp.
125,000	7.125	02/01/16	116,562
Idearc, Inc.
125,000	8.000	11/15/16	4,219
News America, Inc.
225,000	6.650	11/15/37	217,180
Reed Elsevier Capital, Inc.
125,000	8.625	01/15/19	125,362
Thomson Reuters Corp.
150,000	6.500	07/15/18	139,069

			602,392

Metals & Mining(c) — 0.3%
ArcelorMittal
225,000	6.125	06/01/18	176,042
GrafTech Finance, Inc.
13,000	10.250	02/15/12	11,846
Inco Ltd.
200,000	5.700	10/15/15	168,540
Xstrata Canada Corp.
75,000	7.250	07/15/12	63,576

			420,004

Noncaptive-Financial — 0.4%
Countrywide Home Loans, Inc.
25,000	6.250	04/15/09	25,008
100,000	5.625	07/15/09	99,835
100,000	4.125	09/15/09	99,625
Nelnet, Inc.(c)(e)
150,000	7.400	09/29/36	46,634
SLM Corp.
200,000	5.450	04/25/11	174,251
UBS Luxembourg SA for OJSC Vimpel Communications
100,000	8.250	05/23/16	62,500

			507,853

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Packaging(c)(e) — 0.1%
Impress Holdings BV
EUR	125,000	5.737%	09/15/13	$124,039

Pipelines — 0.8%
Boardwalk Pipelines LP(c)
	$175,000	5.875	11/15/16	139,460
El Paso Natural Gas Co.
	75,000	7.500	11/15/26	66,769
Energy Transfer Partners LP(c)
	250,000	5.950	02/01/15	220,836
	75,000	9.700	03/15/19	80,628
Enterprise Products Operating LP(c)(e)
	100,000	8.375	08/01/66	62,475
	100,000	7.034	01/15/68	54,763
ONEOK Partners LP(c)
	100,000	6.650	10/01/36	77,148
	100,000	6.850	10/15/37	79,017
Tennessee Gas Pipeline Co.(c)
	50,000	7.000	10/15/28	42,250
TransCanada PipeLines Ltd.(c)
	150,000	7.625	01/15/39	156,113

				979,459

Property/Casualty Insurance — 0.5%
Arch Capital Group Ltd.(c)
	100,000	7.350	05/01/34	64,747
Aspen Insurance Holdings Ltd.(c)
	100,000	6.000	08/15/14	74,289
Catlin Insurance Co. Ltd.(c)(d)(e)
	75,000	7.249	12/31/49	22,500
CNA Financial Corp.
	30,000	6.950	01/15/18	21,631
	50,000	7.250	11/15/23	33,504
Endurance Specialty Holdings Ltd.(c)
	100,000	6.150	10/15/15	79,012
PartnerRe Finance(c)(e)
	25,000	6.440	12/01/66	10,465
QBE Insurance Group Ltd.(c)(d)(e)
	225,000	5.647	07/01/23	136,714
Swiss Re Capital I LP(c)(d)(e)
	125,000	6.854	05/29/49	43,420
The Chubb Corp.(c)(e)
	100,000	6.375	03/29/67	67,499

				553,781

Real Estate Investment Trusts — 0.5%
Arden Realty, Inc.
	75,000	9.150	03/01/10	75,908
iStar Financial, Inc.(c)
	75,000	5.650	09/15/11	30,750
	50,000	6.500	12/15/13	19,500
iStar Financial, Inc. Series B(c)
	50,000	5.125	04/01/11	21,000
	75,000	5.700	03/01/14	27,750
Reckson Operating Partnership LP(c)
	25,000	7.750	03/15/09	24,775
	92,000	5.150	01/15/11	76,293

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Real Estate Investment Trusts — (continued)
Simon Property Group LP(c)
$125,000	6.125%	05/30/18	$96,361
Westfield Capital Corp.(c)(d)
125,000	5.125	11/15/14	94,380
Westfield Group(c)(d)
150,000	5.400	10/01/12	124,350

			591,067

Tobacco — 0.4%
Altria Group, Inc.
150,000	9.700	11/10/18	164,146
BAT International Finance PLC(c)(d)
125,000	9.500	11/15/18	137,135
Philip Morris International, Inc.
250,000	5.650	05/16/18	250,155

			551,436

Transportation(c) — 0.0%
CSX Corp.
25,000	6.250	03/15/18	22,145

Wireless Telecommunications(c) — 0.5%
AT&T, Inc.
325,000	6.400	05/15/38	321,651
Sprint Capital Corp.
175,000	7.625	01/30/11	146,827
Verizon Wireless Capital LLC(d)
100,000	8.500	11/15/18	114,731

			583,209

Wirelines Telecommunications — 0.7%
Ameritech Capital Funding
50,000	6.250	05/18/09	50,433
Deutsche Telekom International Finance BV
125,000	8.750	06/15/30	154,221
Qwest Corp.(c)
50,000	8.875	03/15/12	49,625
Telecom Italia Capital(c)
225,000	4.950	09/30/14	191,250
150,000	7.721	06/04/38	140,039
Verizon Communications, Inc.(c)
125,000	6.400	02/15/38	123,708
Windstream Corp.(c)
125,000	8.625	08/01/16	122,188

			831,464

TOTAL CORPORATE BONDS			$12,270,506

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 32.6%
Collateralized Mortgage Obligations — 8.6%
Adjustable Rate Non-Agency(e) — 5.2%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$25,645	4.983%	04/25/34	$18,916
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
56,367	5.075	06/25/35	34,127
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1
853,952	6.179	09/25/47	418,573
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
740,881	4.135	02/25/37	589,054
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
291,766	0.689	08/25/35	127,605
Countrywide Alternative Loan Trust Series 2005-38, Class A3
335,543	0.739	09/25/35	146,084
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
29,208	4.539	11/20/34	17,197
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
52,492	4.899	08/20/35	30,700
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
627,066	5.397	09/25/35	377,329
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
439,999	0.649	01/25/36	227,008
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
719,327	4.740	07/25/35	571,318
Lehman XS Trust Series 2005-7N, Class 1A1A
238,576	0.659	12/25/35	108,640
Lehman XS Trust Series 2007-16N, Class 2A2
945,631	1.239	09/25/47	370,710
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
9,026	0.769	11/25/34	4,214
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
538,526	3.053	01/25/46	247,366
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
32,307	4.380	05/25/34	18,882
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
349,050	4.718	06/25/34	238,101
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
37,462	5.450	11/25/34	25,285
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
112,753	5.144	11/25/33	88,840
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
46,739	4.243	06/25/34	38,202
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
374,495	0.679	07/25/45	177,860

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(e) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
$580,858	0.709%	08/25/45	$275,101
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
328,650	0.659	12/25/45	153,677
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
826,628	6.600	12/28/37	456,985
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
683,470	5.034	04/25/35	557,338
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
276,862	4.939	10/25/35	219,148
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
698,851	5.002	10/25/35	554,009
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
643,743	5.595	07/25/36	409,906

			6,502,175

Interest Only(f) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
189,860	5.500	06/25/33	17,907
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(d)(e)
2,196,875	1.144	03/13/40	46,208
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
5,846	5.500	06/25/33	578
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
269,167	5.250	07/25/33	32,925
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(e)
83,168	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(e)
102,201	0.000	08/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(d)(e)
1,257,346	1.699	05/15/38	24,287
FHLMC REMIC Series 2575, Class IB
117,791	5.500	08/15/30	4,527
FNMA REMIC Series 2004-47, Class EI(e)(g)
241,135	0.000	06/25/34	2,038
FNMA REMIC Series 2004-62, Class DI(e)(g)
140,231	0.000	07/25/33	1,141
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(e)
78,420	0.120	08/25/33	366
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(e)
32,040	0.320	07/25/33	281

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(f) — (continued)
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(d)(e)
$2,728,044	1.425%	02/11/36	$62,550

			192,808

Inverse Floaters(e) — 0.2%
FNMA REMIC Series 1993-248, Class SA
119,075	7.173	08/25/23	115,173
GNMA Series 2001-48, Class SA
22,583	25.419	10/16/31	29,100
GNMA Series 2001-51, Class SA
35,366	31.075	10/16/31	47,971
GNMA Series 2001-51, Class SB
44,381	25.419	10/16/31	57,141
GNMA Series 2001-59, Class SA
34,205	25.257	11/16/24	44,037
GNMA Series 2002-13, Class SB
14,469	36.033	02/16/32	20,555

			313,977

Regular Floater(e)(g) — 0.1%
FHLMC REMIC Series 3038, Class XA
70,260	0.000	09/15/35	65,679
FHLMC REMIC Series 3325, Class SX
86,661	0.000	06/15/37	82,123

			147,802

Sequential Fixed Rate — 2.9%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
585,475	6.000	03/25/35	337,521
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
517,812	6.000	08/25/37	288,027
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
573,747	7.202	10/15/32	566,626
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
1,000,000	5.334	11/10/45	758,468
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
1,000,000	6.278	11/15/39	967,053
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	759,371

			3,677,066

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$10,833,828

Federal Agencies — 24.0%
Adjustable Rate FHLMC(e) — 0.4%
530,971	4.566	08/01/35	540,190

Adjustable Rate FNMA(e) — 1.2%
20,591	5.290	09/01/32	21,082
205,666	5.339	12/01/33	209,109

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(e) — (continued)
$308,767	4.856%	01/01/34	$313,266
504,090	4.250	02/01/34	510,937
425,542	4.592	01/01/35	432,758

			1,487,152

Adjustable Rate GNMA(e) — 0.7%
20,209	5.375	06/20/23	20,676
8,634	4.625	07/20/23	8,804
9,087	4.625	08/20/23	9,265
24,560	4.625	09/20/23	25,041
6,935	5.375	03/20/24	7,056
63,073	5.375	04/20/24	64,528
7,490	5.375	05/20/24	7,662
63,576	5.375	06/20/24	65,040
33,416	4.625	07/20/24	34,068
46,961	4.625	08/20/24	47,876
15,207	4.625	09/20/24	15,503
18,075	5.125	11/20/24	18,380
15,482	5.125	12/20/24	15,841
13,031	5.375	01/20/25	13,257
6,219	5.375	02/20/25	6,328
22,212	5.375	05/20/25	22,726
15,396	4.625	07/20/25	15,695
8,123	5.375	02/20/26	8,261
416	4.625	07/20/26	424
23,913	5.375	01/20/27	24,321
7,805	5.375	02/20/27	7,936
66,054	5.375	04/20/27	67,542
7,699	5.375	05/20/27	7,871
7,304	5.375	06/20/27	7,469
2,447	5.125	11/20/27	2,487
9,457	5.125	12/20/27	9,614
20,459	5.375	01/20/28	20,797
6,948	5.250	02/20/28	7,068
7,751	5.375	03/20/28	7,880
41,286	4.625	07/20/29	42,010
16,076	4.625	08/20/29	16,355
5,603	4.625	09/20/29	5,702
20,134	5.125	10/20/29	20,430
25,543	5.125	11/20/29	25,919
6,483	5.125	12/20/29	6,577
8,627	5.250	01/20/30	8,765
4,255	5.250	02/20/30	4,321
16,304	5.250	03/20/30	16,559
27,520	5.375	04/20/30	28,086
68,707	5.375	05/20/30	70,129
6,401	5.375	06/20/30	6,533
55,583	4.625	07/20/30	56,532
8,243	4.625	09/20/30	8,384
18,344	4.875	10/20/30	18,514

			904,232

FHLMC — 1.9%
60,072	8.000	07/01/15	63,854
14,360	7.000	12/01/15	15,015
70,088	6.500	07/01/16	73,378
31,799	7.500	03/01/27	34,223
111,463	6.500	12/01/29	117,389

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$124,693	7.000%	04/01/31	$131,812
173,263	7.000	07/01/32	182,400
952,580	6.500	01/01/33	1,000,367
368,033	6.500	04/01/34	385,371
153,672	5.500	05/01/37	157,365
186,332	5.500	03/01/38	190,809

			2,351,983

FNMA — 19.8%
22,234	7.000	01/01/16	23,235
680,552	4.500	06/01/18	694,631
1,274,846	4.500	08/01/18	1,301,219
684,910	4.000	09/01/18	691,325
613,020	5.000	06/01/19	630,934
19,366	5.000	08/01/19	19,890
381,509	6.000	09/01/19	398,451
478,439	6.000	12/01/20	499,685
885,122	5.000	07/01/22	906,976
23,500	4.500	04/01/23	23,860
944,838	4.500	05/01/23	959,309
63,884	5.000	05/01/23	65,462
986,990	4.500	06/01/23	1,002,106
27,291	4.500	08/01/23	27,709
300,000	5.500	09/01/23	309,715
100,000	5.500	10/01/23	103,238
58,854	7.000	11/01/30	62,006
109,832	7.500	03/01/31	115,582
1,002,625	5.000	07/01/34	1,026,947
681,226	6.000	04/01/35	705,693
294,738	6.000	11/01/35	305,391
3,043,750	5.000	01/01/36	3,100,154
204,126	6.000	04/01/36	210,628
93,754	6.500	09/01/36	97,799
488,246	6.500	11/01/36	509,307
193,183	6.500	03/01/37	201,516
262,973	6.000	04/01/37	271,309
226,181	6.000	05/01/37	233,351
105,521	6.000	06/01/37	108,865
501,991	6.500	08/01/37	523,567
399,003	6.000	09/01/37	411,650
1,406,214	7.500	10/01/37	1,481,609
61,710	5.500	01/01/38	63,219
131,990	5.500	02/01/38	135,218
492,383	5.500	03/01/38	504,424
1,210,982	5.500	04/01/38	1,240,592
118,859	6.000	05/01/38	122,626
530,770	6.000	06/01/38	547,564
31,625	6.000	07/01/38	32,625
53,422	6.000	08/01/38	55,112
916,667	6.000	09/01/38	945,672
2,000,000	5.000	01/01/39	2,033,750
1,000,000	5.500	TBA-15yr(h)	1,023,438

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,000,000	6.500%	TBA-15yr(h)	$1,043,125

			24,770,484

TOTAL FEDERAL AGENCIES			$30,054,041

TOTAL MORTGAGE-BACKED OBLIGATIONS			$40,887,869

Agency Debentures — 0.6%
FNMA(i)
$100,000	0.000%	10/09/19	$50,996
Tennessee Valley Authority
600,000	5.375	04/01/56	642,113

TOTAL AGENCY DEBENTURES			$693,109

Asset-Backed Securities — 2.1%
Credit Card — 1.4%
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
$1,700,000	4.950	08/15/12	$1,680,232

Home Equity — 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(d)(e)
357,439	1.389	10/25/37	259,143
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(d)(e)
120,000	1.639	10/25/37	32,700
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(d)(e)
210,000	1.839	10/25/37	57,750
Countrywide Home Equity Loan Trust Series 2002-E, Class A(e)
88,956	0.593	10/15/28	40,550
Countrywide Home Equity Loan Trust Series 2003-D, Class A(e)
149,202	0.593	06/15/29	54,066
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(e)
183,189	0.613	02/15/34	61,211
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
74,466	7.000	09/25/37	24,248
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
78,635	7.000	09/25/37	22,028
Household Home Equity Loan Trust Series 2007-3, Class APT(e)
354,631	1.559	11/20/36	236,772

			788,468

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
152,600	8.330	04/01/30	121,970

TOTAL ASSET-BACKED SECURITIES			$2,590,670

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 0.7%
United States Treasury Inflation Protected Securities
$109,279	1.875%	07/15/15	$107,811

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Inflation Protected Securities — (continued)
$214,190	2.000%	01/15/16	$212,851
210,804	2.375	01/15/27	206,654
101,462	1.750	01/15/28	90,301
297,195	2.500	01/15/29	299,238

TOTAL U.S. TREASURY OBLIGATIONS			$916,855

Repurchase Agreement(j) — 2.6%
Joint Repurchase Agreement Account II
$3,300,000	0.287%	02/02/09	$3,300,000
Maturity Value: $3,300,079

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$126,865,278

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(e) — 3.1%
Boston Global Investment Trust — Enhanced Portfolio II
3,972,920	0.762%	3,925,245

TOTAL INVESTMENTS — 104.4%		$130,790,523

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(5,474,898)

NET ASSETS — 100.0%		$125,315,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security
(a)  All or a portion of security is on loan.
(b) All or a portion of this security is segregated for initial margin requirements on futures transactions.
(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,563,162, which represents approximately 2.0% of net assets as of January 31, 2009.
(e) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(f) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(g) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(h) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,066,563 which represents approximately 1.6% of net assets as of January 31, 2009.
(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(j) Joint repurchase agreement was entered into on January 30, 2009. Additional information appears in the Notes to the Schedule of Investments Section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CETIP	— Central of Custody and Settlement of Private Bonds
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACT — At January 31, 2009, the Fund had an outstanding forward foreign currency exchange contract, to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contract with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Euro	Sale	02/09/09	$292,400	$$277,834	$14,566

FORWARD SALES CONTRACTS — At January 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(h)	Date	Amount	Value

FNMA	4.500%	TBA - 15yr	02/18/09	$1,000,000	$1,013,750
FNMA	6.000	TBA - 15yr	02/12/09	1,000,000	1,030,625
FNMA	6.500	TBA - 15yr	02/12/09	1,000,000	1,043,125

TOTAL (Proceeds Receivable: $3,096,719)					$3,087,500

FUTURES CONTRACTS — At January 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(9)	March 2009	$(2,221,988)	$(33,810)
Eurodollars	(10)	June 2009	(2,468,375)	(43,067)
Eurodollars	(12)	September 2009	(2,959,050)	(56,141)
Eurodollars	(19)	December 2009	(4,676,375)	(91,266)
S & P Mini 500 Index	48	March 2009	1,974,000	(163,371)
5 Year Euro Bobl	5	March 2009	740,039	(1,581)
2 Year U.S. Treasury Notes	14	March 2009	3,046,750	20,516
5 Year U.S. Treasury Notes	(36)	March 2009	(4,254,188)	(78,364)
10 Year U.S. Treasury Notes	(5)	March 2009	(613,359)	(17,215)
30 Year U.S. Treasury Bonds	45	March 2009	5,701,641	(86,177)

TOTAL				$(550,476)

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
SWAP CONTRACTS — At January 31, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC		$4,000		10/06/10	4.703%	3 month LIBOR	$—	$246,166
		4,000		04/06/12	4.736	3 month LIBOR	—	384,130
		5,000		04/19/12	4.547	3 month LIBOR	—	446,538
		1,600	(a)	11/18/15	4.444	3 month LIBOR	—	87,488
		1,100	(a)	11/25/15	3.815	3 month LIBOR	—	28,810
		900	(a)	11/18/20	3 month LIBOR	4.569%	—	(76,915)
		700	(a)	11/25/20	3 month LIBOR	3.807	—	(15,766)
		1,100	(a)	06/17/24	3 month LIBOR	3.500	15,821	(27,945)
Citibank NA	MXN	5,700		11/23/10	8.850	Mexico Interbank TIIE 28 Days	—	12,411
		12,000		12/08/10	8.210	Mexico Interbank TIIE 28 Days	—	16,980
		10,000		12/09/10	8.210	Mexico Interbank TIIE 28 Days	—	14,170
						1 Month Brazil CETIP Interbank
	BRL	700		01/02/12	11.925	Deposit Rate	—	659
		$900	(a)	06/18/12	2.750	3 month LIBOR	11,337	1,663
Credit Suisse First Boston Corp.	MXN	1,000		12/03/10	8.400	Mexico Interbank TIIE 28 Days	—	1,320
		1,500		11/18/11	9.360	Mexico Interbank TIIE 28 Days	—	5,803
		$2,800	(a)	06/18/12	2.750	3 month LIBOR	31,472	8,973
		500	(a)	06/17/24	3 month LIBOR	3.500	(36,597)	31,087
		500	(a)	06/18/29	3 month LIBOR	3.500	(53,648)	49,556
Deutsche Bank Securities, Inc.	MXN	4,900		11/18/10	8.910	Mexico Interbank TIIE 28 Days	—	10,918
	KRW	253,000		01/28/11	2.820	3 Month KWCDC	—	(337)
		$5,900	(a)	06/17/16	3.500	3 month LIBOR	184,127	34,338
		1,000	(a)	06/17/19	3 month LIBOR	3.500	(50,602)	21,866
		2,800	(a)	06/17/24	3 month LIBOR	3.500	(128,696)	97,837
		200	(a)	06/18/29	3 month LIBOR	3.500	(14,267)	12,630
		800	(a)	06/17/39	3.500	3 month LIBOR	93,920	(82,030)
JPMorgan Securities, Inc.	MXN	2,500		11/19/10	8.950	Mexico Interbank TIIE 28 Days	—	5,780
		5,500		12/01/10	8.420	Mexico Interbank TIIE 28 Days	—	9,273
		4,000		12/03/10	8.380	Mexico Interbank TIIE 28 Days	—	5,182
	KRW	246,000		01/28/11	2.830	3 Month KWCDC	—	(293)
						1 Month Brazil CETIP Interbank
	BRL	500		01/02/12	11.920	Deposit Rate	—	451
		$3,900	(a)	06/17/14	3 month LIBOR	3.250	(56,122)	(52,439)
		6,500	(a)	06/17/16	3.500	3 month LIBOR	126,506	114,176
		3,500	(a)	06/17/19	3 month LIBOR	3.500	(31,598)	(68,979)
		100	(a)	06/17/24	3 month LIBOR	3.500	1,036	(2,139)

TOTAL							$92,689	$1,321,362

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2009.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

					Credit
					Spread at		Upfront
		Notional	Rates (paid)		January 31,		Payments
	Referenced	Amount	received by	Termination	2008(b)	Market	received	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	$9,760	(1.550)%	06/20/13	2151	$213,511	$(80,288)	$293,799
Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	600	0.090	08/25/37	2519	(391,696)	(135,691)	(256,005)
	ABX-HE-AAA 07-2 Index	500	0.760	01/25/38	2155	(328,993)	(123,394)	(205,599)

TOTAL						$(507,178)	$(339,373)	$(167,805)

(b) Credit spreads on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of payment or performance is generally greater as credit spread on the referenced obligation and period of expiration increase.
TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$153,850,496

Gross unrealized gain	2,505,005
Gross unrealized loss	(25,564,978)

Net unrealized security loss	$(23,059,973)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 2.5%
104,161	General Dynamics Corp.	$5,909,054
45,807	Lockheed Martin Corp.	3,758,006
81,616	Northrop Grumman Corp.	3,927,362
56,806	Rockwell Collins, Inc.	2,140,450
111,225	The Boeing Co.	4,705,930
13,674	United Technologies Corp.(a)	656,215

		21,097,017

Air Freight & Logistics — 1.4%
56,597	C.H. Robinson Worldwide, Inc.(a)	2,602,330
169,491	Expeditors International of Washington, Inc.(a)	4,713,545
12,219	FedEx Corp.	622,436
86,072	United Parcel Service, Inc. Class B	3,657,199
40,570	UTI Worldwide, Inc.	444,647

		12,040,157

Auto Components — 0.3%
194,201	Johnson Controls, Inc.	2,429,455

Beverages — 2.7%
30,889	Brown-Forman Corp. Class B	1,402,669
138,158	Coca-Cola Enterprises, Inc.	1,551,514
179,660	Dr. Pepper Snapple Group, Inc.*	2,955,407
148,380	Hansen Natural Corp.*(a)	4,970,730
195,587	PepsiCo, Inc.(a)	9,824,335
41,798	The Coca-Cola Co.	1,785,611
28,779	The Pepsi Bottling Group, Inc.	555,147

		23,045,413

Biotechnology* — 5.8%
41,325	Amgen, Inc.	2,266,676
129,930	Biogen Idec, Inc.	6,321,094
79,844	Celgene Corp.	4,227,740
94,867	Genentech, Inc.	7,706,995
566,858	Gilead Sciences, Inc.(a)	28,779,381

		49,301,886

Capital Markets — 1.5%
4,209	BlackRock, Inc.	457,939
178,110	Eaton Vance Corp.	3,409,025
36,224	Federated Investors, Inc. Class B	707,093
287,787	SEI Investments Co.	3,646,261
143,845	T. Rowe Price Group, Inc.(a)	3,967,245
32,737	The Charles Schwab Corp.	444,896

		12,632,459

Chemicals — 1.8%
8,997	Airgas, Inc.	317,684
46,372	Ecolab, Inc.	1,574,793

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
31,043	FMC Corp.(a)	$1,385,139
149,410	Monsanto Co.	11,364,124
27,386	The Dow Chemical Co.	317,404

		14,959,144

Communications Equipment — 3.7%
1,587,052	Cisco Systems, Inc.*(a)	23,758,168
223,194	QUALCOMM, Inc.	7,711,353
110,146	Tellabs, Inc.*	454,903

		31,924,424

Computers & Peripherals — 7.8%
235,460	Apple, Inc.*	21,222,010
661,338	Dell, Inc.*	6,282,711
320,120	EMC Corp.*(a)	3,534,125
344,444	Hewlett-Packard Co.(a)	11,969,429
202,743	International Business Machines Corp.	18,581,396
295,928	NetApp, Inc.*(a)	4,388,612
58,385	Teradata Corp.*	766,595

		66,744,878

Construction & Engineering — 0.4%
75,936	Fluor Corp.	2,953,911
40,560	Foster Wheeler Ltd.*	809,983

		3,763,894

Consumer Finance — 0.1%
65,954	Capital One Financial Corp.	1,044,711

Containers & Packaging — 0.1%
15,183	AptarGroup, Inc.	467,940

Diversified Consumer Services* — 1.0%
96,624	Apollo Group, Inc.	7,870,991
8,332	ITT Educational Services, Inc.	1,020,753

		8,891,744

Diversified Financial Services — 0.9%
34,614	CME Group, Inc.	6,019,721
96,285	Moody’s Corp.(a)	2,062,424

		8,082,145

Diversified Telecommunication Services(a) — 0.4%
111,062	AT&T, Inc.	2,734,347
17,630	CenturyTel, Inc.	478,478

		3,212,825

Electric Utilities — 1.0%
134,346	Exelon Corp.	7,284,240
27,102	PPL Corp.	830,948

		8,115,188

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 2.1%
561,041	Emerson Electric Co.	$18,346,041

Electronic Equipment, Instruments & Components* — 0.4%
178,120	Ingram Micro, Inc.	2,185,533
64,157	Tech Data Corp.	1,161,883

		3,347,416

Energy Equipment & Services — 2.5%
123,722	FMC Technologies, Inc.*(a)	3,660,934
279,492	Halliburton Co.	4,821,237
291,872	Schlumberger Ltd.	11,911,296
6,500	SEACOR Holdings, Inc.*	422,760
16,558	Transocean Ltd.*	904,398

		21,720,625

Food & Staples Retailing — 3.6%
273,874	BJ’s Wholesale Club, Inc.*(a)	7,854,707
71,234	Costco Wholesale Corp.(a)	3,207,667
343,196	The Kroger Co.	7,721,910
258,893	Wal-Mart Stores, Inc.	12,199,038

		30,983,322

Food Products — 1.1%
102,851	Bunge Ltd.(a)	4,416,422
23,191	Campbell Soup Co.	704,311
47,641	Corn Products International, Inc.	1,102,889
25,333	Hormel Foods Corp.	755,683
15,347	The Hershey Co.	572,136
163,113	Tyson Foods, Inc.	1,443,550

		8,994,991

Health Care Equipment & Supplies — 2.6%
50,522	Baxter International, Inc.	2,963,116
69,524	Becton, Dickinson & Co.	5,052,309
410,033	Boston Scientific Corp.*	3,636,993
13,246	C.R. Bard, Inc.	1,133,460
13,022	DENTSPLY International, Inc.	350,422
69,851	Gen-Probe, Inc.*	3,144,692
26,164	Hill-Rom Holdings, Inc.(a)	368,389
168,675	Hologic, Inc.*(a)	1,988,678
89,116	Varian Medical Systems, Inc.*	3,308,877

		21,946,936

Health Care Providers & Services — 1.8%
61,304	AmerisourceBergen Corp.(a)	2,226,561
68,788	Express Scripts, Inc.*	3,698,043
15,015	McKesson Corp.	663,663
194,542	Medco Health Solutions, Inc.*	8,740,772
12,367	Universal Health Services, Inc. Class B	468,091

		15,797,130

Shares	Description	Value
Common Stocks — (continued)
Health Care Technology*(a) — 0.9%
59,239	Cerner Corp.	$1,997,539
529,371	Hlth Corp.	6,024,242

		8,021,781

Hotels, Restaurants & Leisure — 4.3%
390,602	McDonald’s Corp.	22,662,728
84,900	Panera Bread Co.*(a)	3,988,602
347,370	Yum! Brands, Inc.(a)	9,941,730

		36,593,060

Household Durables — 0.1%
68,069	Harman International Industries, Inc.	1,095,230

Household Products — 1.7%
197,516	Colgate-Palmolive Co.(a)	12,846,441
27,294	The Procter & Gamble Co.	1,487,523

		14,333,964

Independent Power Producers & Energy Traders* — 0.6%
959,187	Dynegy, Inc.	2,023,885
56,777	Mirant Corp.	974,861
55,243	NRG Energy, Inc.(a)	1,290,476
112,829	Reliant Energy, Inc.	574,300

		4,863,522

Industrial Conglomerates — 0.2%
18,292	3M Co.	983,927
32,224	Tyco International Ltd.	677,348

		1,661,275

Insurance — 0.7%
200,068	Aflac, Inc.	4,643,578
61,868	First American Corp.	1,351,197

		5,994,775

Internet Software & Services* — 3.1%
202,722	eBay, Inc.	2,436,719
54,570	Google, Inc.(a)	18,473,582
44,605	Sohu.com, Inc.(a)	1,764,128
190,846	VeriSign, Inc.(a)	3,685,236
31,573	Yahoo!, Inc.(a)	370,351

		26,730,016

IT Services — 2.6%
636,152	Accenture Ltd.(a)	20,076,957
29,162	Automatic Data Processing, Inc.	1,059,456
24,299	Global Payments, Inc.	843,418
45,906	Total System Services, Inc.	581,170

		22,561,001

Life Sciences Tools & Services — 0.2%
26,282	Pharmaceutical Product Development, Inc.	627,877

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Life Sciences Tools & Services — (continued)
28,482	Thermo Fisher Scientific, Inc.*	$1,023,358

		1,651,235

Machinery — 2.2%
242,457	AGCO Corp.*(a)	5,159,485
24,476	Caterpillar, Inc.(a)	755,084
66,258	Deere & Co.	2,301,803
15,531	Dover Corp.	439,217
16,783	Flowserve Corp.	894,702
77,032	Illinois Tool Works, Inc.	2,515,865
229,329	The Toro Co.(a)	6,790,432

		18,856,588

Marine — 0.1%
18,580	Alexander & Baldwin, Inc.	409,503

Media — 2.1%
130,735	Comcast Corp.	1,915,268
28,248	DISH Network Corp.*	362,704
245,959	The DIRECTV Group, Inc.*(a)	5,386,502
965,090	Time Warner, Inc.(a)	9,004,290
262,535	Virgin Media, Inc.(a)	1,191,909

		17,860,673

Metals & Mining(a) — 0.6%
382,710	Southern Copper Corp.	5,334,977

Multiline Retail — 0.9%
137,792	Dollar Tree, Inc.*(a)	5,885,096
55,575	Family Dollar Stores, Inc.	1,543,318

		7,428,414

Oil, Gas & Consumable Fuels — 7.7%
94,786	Alpha Natural Resources, Inc.*(a)	1,546,907
38,607	Apache Corp.	2,895,525
24,625	Chevron Corp.	1,736,555
11,589	Cimarex Energy Co.(a)	287,871
31,614	Devon Energy Corp.	1,947,422
13,770	Encore Acquisition Co.*	374,268
41,088	EOG Resources, Inc.	2,784,534
105,450	Exxon Mobil Corp.	8,064,816
9,939	Hess Corp.	552,708
141,256	Murphy Oil Corp.	6,240,690
191,927	Occidental Petroleum Corp.	10,469,618
62,939	Pioneer Natural Resources Co.(a)	921,427
136,728	Southwestern Energy Co.*	4,327,441
22,728	St. Mary Land & Exploration Co.	439,787
106,078	Sunoco, Inc.	4,913,533
449,660	Tesoro Corp.(a)	7,747,642
46,130	Ultra Petroleum Corp.*	1,652,838
279,244	Valero Energy Corp.	6,735,365

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
201,917	W&T Offshore, Inc.(a)	$2,538,097

		66,177,044

Personal Products — 1.2%
28,409	Alberto-Culver Co.	694,884
240,644	Avon Products, Inc.(a)	4,921,170
211,272	Herbalife Ltd.	4,333,189

		9,949,243

Pharmaceuticals — 4.8%
126,388	Abbott Laboratories(a)	7,006,951
136,253	Bristol-Myers Squibb Co.	2,917,177
283,384	Eli Lilly & Co.	10,434,199
27,403	Forest Laboratories, Inc.*	686,171
242,283	King Pharmaceuticals, Inc.*	2,117,553
225,935	Merck & Co., Inc.	6,450,444
640,178	Schering-Plough Corp.	11,241,526

		40,854,021

Professional Services — 0.5%
90,036	Manpower, Inc.	2,562,425
110,871	Robert Half International, Inc.(a)	1,879,263

		4,441,688

Real Estate Investment Trusts — 0.9%
91,616	AMB Property Corp.	1,476,850
10,645	Boston Properties, Inc.	460,929
25,244	Kilroy Realty Corp.	577,078
139,312	Nationwide Health Properties, Inc.	3,556,635
23,361	Regency Centers Corp.	824,643
27,896	Simon Property Group, Inc.(a)	1,198,970

		8,095,105

Real Estate Management & Development(a) — 0.1%
42,329	Jones Lang LaSalle, Inc.	999,388

Road & Rail — 1.8%
535,793	J.B. Hunt Transportation Services, Inc.(a)	11,932,110
40,566	Landstar System, Inc.	1,455,102
48,573	Union Pacific Corp.	2,127,012

		15,514,224

Semiconductors & Semiconductor Equipment — 4.0%
79,116	Altera Corp.(a)	1,216,804
271,351	Broadcom Corp.*(a)	4,300,914
1,332,888	Intel Corp.(a)	17,194,255
384,118	LSI Corp.*	1,221,495
117,525	Marvell Technology Group Ltd.*	856,757
653,817	Texas Instruments, Inc.	9,774,564

		34,564,789

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 5.5%
98,487	Activision Blizzard, Inc.*	$862,746
533,936	Adobe Systems, Inc.*(a)	10,310,304
80,927	Autodesk, Inc.*(a)	1,340,151
1,541,407	Microsoft Corp.	26,358,060
328,788	Oracle Corp.*(a)	5,533,502
96,878	Symantec Corp.*(a)	1,485,140
38,783	Synopsys, Inc.*	717,485
40,907	VMware, Inc.*	846,775

		47,454,163

Specialty Retail — 0.9%
272,208	PetSmart, Inc.(a)	5,109,344
80,344	Ross Stores, Inc.	2,363,721

		7,473,065

Tobacco — 4.3%
542,294	Altria Group, Inc.(b)	8,969,543
262,619	Lorillard, Inc.	15,615,326
328,684	Philip Morris International, Inc.	12,210,610

		36,795,479

Trading Companies & Distributors — 0.3%
33,907	Fastenal Co.(a)	1,158,941
24,530	W.W. Grainger, Inc.	1,789,464

		2,948,405

Wireless Telecommunication Services* — 0.4%
1,442,340	Sprint Nextel Corp.	3,504,886

TOTAL COMMON STOCKS		$841,057,255

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.1%
Joint Repurchase Agreement Account II
$18,000,000	0.287%	02/02/09	$18,000,000
Maturity Value: $18,000,431

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$859,057,255

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 25.1%
Boston Global Investment Trust — Enhanced Portfolio II
217,605,349	0.762%	$214,994,085

TOTAL INVESTMENTS — 125.4%		$1,074,051,340

LIABILITIES IN EXCESS OF OTHER ASSETS — (25.4)%		(217,590,254)

NET ASSETS — 100.0%		$856,461,086

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Joint repurchase agreement was entered into on January 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At January 31, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	434	March 2009	$17,848,250	$(459,168)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,336,513,941

Gross unrealized gain	18,398,748
Gross unrealized loss	(280,861,349)

Net unrealized security loss	$(262,462,601)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Aerospace & Defense — 1.0%
42,795	BE Aerospace, Inc.*(a)	$413,827
134,126	General Dynamics Corp.	7,608,968
24,107	Northrop Grumman Corp.	1,160,029

		9,182,824

Air Freight & Logistics — 1.0%
6,706	C.H. Robinson Worldwide, Inc.	308,342
107,070	Expeditors International of Washington, Inc.(a)	2,977,617
96,463	FedEx Corp.(a)	4,913,825
38,385	UTI Worldwide, Inc.	420,699

		8,620,483

Auto Components — 0.3%
202,974	Johnson Controls, Inc.	2,539,205

Beverages — 1.1%
131,518	Coca-Cola Enterprises, Inc.	1,476,947
223,074	Dr. Pepper Snapple Group, Inc.*	3,669,567
117,662	Hansen Natural Corp.*	3,941,677
23,513	PepsiAmericas, Inc.(a)	379,265

		9,467,456

Biotechnology* — 3.5%
244,845	Amgen, Inc.	13,429,748
39,560	Biogen Idec, Inc.	1,924,594
299,152	Gilead Sciences, Inc.(a)	15,187,947

		30,542,289

Building Products — 0.0%
19,103	Armstrong World Industries, Inc.	316,728

Capital Markets — 3.0%
135,047	Ameriprise Financial, Inc.(b)	2,721,197
239,638	Bank of New York Mellon Corp.	6,168,282
20,620	BlackRock, Inc.(a)	2,243,456
203,150	Eaton Vance Corp.(a)	3,888,291
40,442	Federated Investors, Inc. Class B	789,428
22,446	Franklin Resources, Inc.	1,086,835
87,387	Invesco Ltd.	1,030,293
344,540	SEI Investments Co.	4,365,322
122,889	T. Rowe Price Group, Inc.(a)	3,389,278
40,269	The Charles Schwab Corp.	547,256

		26,229,638

Chemicals — 0.5%
33,323	Monsanto Co.	2,534,547
192,313	The Dow Chemical Co.	2,228,908

		4,763,455

Commercial Banks — 3.3%
57,588	BancorpSouth, Inc.(a)	1,088,413

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
81,408	BB&T Corp.(a)	$1,611,064
94,306	Comerica, Inc.	1,571,138
120,882	Huntington Bancshares, Inc.(a)	348,140
266,156	Marshall & Ilsley Corp.(a)	1,519,751
565,387	Regions Financial Corp.	1,956,239
212,549	SunTrust Banks, Inc.	2,605,851
666,394	Synovus Financial Corp.(a)	2,638,920
279,221	U.S. Bancorp(a)	4,143,640
514,731	Wells Fargo & Co.(a)	9,728,416
78,407	Wilmington Trust Corp.(a)	1,073,392
67,126	Zions Bancorp(a)	1,001,520

		29,286,484

Communications Equipment* — 0.1%
182,654	Tellabs, Inc.	754,361

Computers & Peripherals* — 0.3%
36,716	Dell, Inc.	348,802
130,779	NetApp, Inc.(a)	1,939,453

		2,288,255

Consumer Finance(a) — 0.5%
269,568	Capital One Financial Corp.	4,269,957

Containers & Packaging — 0.5%
51,907	AptarGroup, Inc.	1,599,774
133,280	Sonoco Products Co.	3,056,110

		4,655,884

Diversified Consumer Services* — 0.5%
50,544	Apollo Group, Inc.	4,117,314

Diversified Financial Services — 4.5%
1,239,270	Bank of America Corp.	8,154,397
307,646	Citigroup, Inc.(a)	1,092,143
39,692	CME Group, Inc.	6,902,836
583,508	JPMorgan Chase & Co.	14,885,289
323,913	Moody’s Corp.(a)	6,938,216
75,519	NYSE Euronext(a)	1,661,418

		39,634,299

Diversified Telecommunication Services — 6.6%
1,433,734	AT&T, Inc.(a)(b)	35,298,531
14,825	CenturyTel, Inc.(a)	402,350
33,136	Embarq Corp.	1,183,618
704,724	Verizon Communications, Inc.(a)	21,050,106

		57,934,605

Electric Utilities — 3.2%
291,753	Duke Energy Corp.(a)	4,420,058
79,637	Edison International	2,593,777
15,543	Entergy Corp.(a)	1,186,863
213,210	Exelon Corp.	11,560,246
48,375	FirstEnergy Corp.	2,418,266
32,390	FPL Group, Inc.	1,669,704

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
16,816	Pinnacle West Capital Corp.	$562,832
78,398	PPL Corp.	2,403,683
47,964	Southern Co.	1,604,396

		28,419,825

Electrical Equipment — 0.9%
242,169	Emerson Electric Co.	7,918,926

Electronic Equipment, Instruments & Components* — 0.4%
212,003	Ingram Micro, Inc.	2,601,277
43,074	Tech Data Corp.(a)	780,070

		3,381,347

Energy Equipment & Services — 0.0%
5,462	Schlumberger Ltd.	222,904

Food & Staples Retailing — 1.9%
212,997	BJ’s Wholesale Club, Inc.*(a)	6,108,754
48,316	Safeway, Inc.(a)	1,035,412
438,756	The Kroger Co.	9,872,010

		17,016,176

Food Products — 3.0%
197,349	Archer-Daniels-Midland Co.(a)	5,403,416
166,355	Bunge Ltd.(a)	7,143,284
112,494	Campbell Soup Co.	3,416,443
78,820	Corn Products International, Inc.	1,824,683
77,952	Hormel Foods Corp.(a)	2,325,308
113,851	Smithfield Foods, Inc.*(a)	1,351,411
54,343	The Hershey Co.(a)	2,025,907
337,807	Tyson Foods, Inc.	2,989,592

		26,480,044

Health Care Equipment & Supplies — 0.8%
617,852	Boston Scientific Corp.*(a)	5,480,347
16,386	Gen-Probe, Inc.*	737,698
39,322	Hill-Rom Holdings, Inc.(a)	553,654
22,534	Hologic, Inc.*	265,676

		7,037,375

Health Care Providers & Services — 1.2%
18,479	AmerisourceBergen Corp.	671,157
7,662	Express Scripts, Inc.*	411,909
65,865	Health Net, Inc.*	963,605
38,506	McKesson Corp.	1,701,965
92,457	Medco Health Solutions, Inc.*	4,154,093
32,790	UnitedHealth Group, Inc.	928,941
37,918	WellPoint, Inc.*	1,571,701

		10,403,371

Health Care Technology*(a) — 0.5%
26,083	Cerner Corp.	879,519

Shares	Description	Value
Common Stocks — (continued)
Health Care Technology*(a)— (continued)
278,956	Hlth Corp.	$3,174,519

		4,054,038

Hotels, Restaurants & Leisure — 2.1%
163,183	McDonald’s Corp.(a)	9,467,878
69,874	Panera Bread Co.*(a)	3,282,680
204,268	Yum! Brands, Inc.	5,846,150

		18,596,708

Household Durables — 0.4%
47,468	Centex Corp.	403,953
38,587	Fortune Brands, Inc.	1,234,784
134,948	Harman International Industries, Inc.	2,171,313

		3,810,050

Household Products — 2.1%
101,724	Colgate-Palmolive Co.	6,616,129
224,438	The Procter & Gamble Co.	12,231,871

		18,848,000

Independent Power Producers & Energy Traders* — 1.5%
1,563,564	Dynegy, Inc.	3,299,120
164,640	Mirant Corp.(a)	2,826,869
252,611	NRG Energy, Inc.(a)	5,900,993
309,032	Reliant Energy, Inc.	1,572,973

		13,599,955

Industrial Conglomerates — 2.7%
1,925,720	General Electric Co.	23,358,984
27,096	Tyco International Ltd.	569,558

		23,928,542

Insurance — 4.4%
286,883	Aflac, Inc.	6,658,554
1,979	Alleghany Corp.*	539,139
153,360	Arch Capital Group Ltd.*(a)	9,224,604
24,856	Cincinnati Financial Corp.	545,092
149,381	Endurance Specialty Holdings Ltd.	4,072,126
97,556	First American Corp.	2,130,623
78,589	Loews Corp.	1,917,572
154,984	Old Republic International Corp.	1,599,435
4,288	PartnerRe Ltd.	280,993
19,602	Prudential Financial, Inc.	504,751
60,467	Reinsurance Group of America, Inc.	2,154,439
27,744	The Chubb Corp.	1,181,340
30,518	The Hartford Financial Services Group, Inc.	401,617
137,809	The Progressive Corp.*	1,674,379
129,580	The Travelers Cos., Inc.	5,006,971
99,649	Unum Group	1,411,030

		39,302,665

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services*(a) — 0.0%
19,857	VeriSign, Inc.	$383,439

IT Services(a) — 0.9%
253,959	Accenture Ltd.	8,014,946

Machinery — 0.7%
123,402	AGCO Corp.*(a)(b)	2,625,995
25,742	Illinois Tool Works, Inc.	840,734
90,786	The Toro Co.	2,688,173

		6,154,902

Media — 3.8%
326,402	CBS Corp. Class B(a)	1,867,019
383,546	Comcast Corp.(a)	5,618,949
68,360	Comcast Corp. Special Class A(a)	948,837
62,537	The DIRECTV Group, Inc.*(a)	1,369,560
245,320	The Walt Disney Co.(a)	5,073,218
1,781,112	Time Warner, Inc.	16,617,775
428,362	Virgin Media, Inc.	1,944,764

		33,440,122

Metals & Mining(a) — 0.4%
245,000	Southern Copper Corp.	3,415,300

Multi-Utilities — 1.1%
85,701	Integrys Energy Group, Inc.	3,578,017
36,540	MDU Resources Group, Inc.(a)	726,781
160,671	NiSource, Inc.	1,555,295
48,795	OGE Energy Corp.	1,204,261
27,527	Public Service Enterprise Group, Inc.	869,027
19,967	SCANA Corp.	684,668
44,836	Vectren Corp.	1,156,321

		9,774,370

Multiline Retail — 0.5%
84,928	Dollar Tree, Inc.*(a)	3,627,275
24,926	Family Dollar Stores, Inc.	692,195

		4,319,470

Oil, Gas & Consumable Fuels — 20.4%
62,165	Alpha Natural Resources, Inc.*	1,014,533
40,978	Anadarko Petroleum Corp.	1,505,532
144,183	Apache Corp.	10,813,725
504,972	Chevron Corp.	35,610,626
69,513	Cimarex Energy Co.(a)	1,726,703
313,622	ConocoPhillips	14,906,454
135,009	Devon Energy Corp.	8,316,554
41,109	EOG Resources, Inc.	2,785,957
890,162	Exxon Mobil Corp.(a)	68,079,590
133,952	Murphy Oil Corp.	5,917,999
97,146	Pioneer Natural Resources Co.	1,422,217
46,896	Southwestern Energy Co.*	1,484,258

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
48,910	St. Mary Land & Exploration Co.	$946,409
109,357	Sunoco, Inc.	5,065,416
426,488	Tesoro Corp.(a)	7,348,388
26,887	Ultra Petroleum Corp.*	963,361
469,478	Valero Energy Corp.	11,323,809
70,745	W&T Offshore, Inc.(a)	889,265

		180,120,796

Personal Products — 0.7%
148,277	Avon Products, Inc.	3,032,265
164,304	Herbalife Ltd.	3,369,875

		6,402,140

Pharmaceuticals — 8.7%
425,752	Eli Lilly & Co.(a)	15,676,189
15,499	Forest Laboratories, Inc.*	388,095
365,978	Johnson & Johnson	21,113,271
228,314	King Pharmaceuticals, Inc.*	1,995,464
321,420	Merck & Co., Inc.	9,176,541
1,236,582	Pfizer, Inc.	18,029,366
187,341	Schering-Plough Corp.	3,289,708
160,049	Wyeth	6,877,305

		76,545,939

Professional Services — 0.4%
87,894	Manpower, Inc.	2,501,463
40,751	Robert Half International, Inc.	690,730

		3,192,193

Real Estate Investment Trusts — 3.1%
171,853	AMB Property Corp.	2,770,270
75,491	AvalonBay Communities, Inc.(a)	3,911,189
39,801	Boston Properties, Inc.	1,723,383
41,033	BRE Properties, Inc.	1,041,828
60,771	Equity Residential(a)	1,454,250
10,269	Essex Property Trust, Inc.(a)	678,267
60,338	Kilroy Realty Corp.(a)	1,379,327
86,813	Liberty Property Trust	1,736,260
224,309	Nationwide Health Properties, Inc.(a)	5,726,609
87,952	Regency Centers Corp.(a)	3,104,706
83,561	Simon Property Group, Inc.(a)	3,591,452

		27,117,541

Real Estate Management & Development(a) — 0.2%
71,381	Jones Lang LaSalle, Inc.	1,685,305

Road & Rail(a) — 0.8%
322,404	J.B. Hunt Transportation Services, Inc.	7,179,937

Semiconductors & Semiconductor Equipment — 0.3%
64,461	Broadcom Corp.*(a)	1,021,707
125,773	LSI Corp.*	399,958

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
76,193	Texas Instruments, Inc.	$1,139,085

		2,560,750

Software* — 0.3%
129,775	Adobe Systems, Inc.	2,505,955

Specialty Retail — 0.9%
240,898	PetSmart, Inc.(a)	4,521,655
114,704	Ross Stores, Inc.	3,374,592

		7,896,247

Thrifts & Mortgage Finance — 0.4%
337,061	Hudson City Bancorp, Inc.	3,909,908

Tobacco — 1.9%
118,225	Altria Group, Inc.	1,955,441
251,358	Lorillard, Inc.	14,945,747

		16,901,188

Water Utilities — 0.1%
43,930	American Water Works Co., Inc.	930,437

Wireless Telecommunication Services* — 0.6%
2,223,289	Sprint Nextel Corp.	5,402,592

TOTAL COMMON STOCKS		$865,476,640

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.3%
Joint Repurchase Agreement Account II
$20,700,000	0.287%	02/02/09	$20,700,000
Maturity Value: $20,700,495

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$886,176,640

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 20.9%
Boston Global Investment Trust — Enhanced Portfolio II
186,935,129	0.762%	184,691,908

TOTAL INVESTMENTS — 121.2%		$1,070,868,548

LIABILITIES IN EXCESS OF OTHER ASSETS — (21.2)%		(187,402,619)

NET ASSETS — 100.0%		$883,465,929

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of security is on loan.
(b) A portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Joint repurchase agreement was entered into on January 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At January 31, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	437	March 2009	$17,971,625	$(650,995)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes was as follows:

Tax Cost	$1,416,929,572

Gross unrealized gain	18,979,302
Gross unrealized loss	(365,040,326)

Net unrealized security loss	$(346,061,024)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 1.7%
28,768	AAR Corp.*	$521,851
9,593	American Science and Engineering, Inc.	748,254
31,782	Applied Signal Technology, Inc.	557,456
33,730	Ceradyne, Inc.*	769,719
28,062	Curtiss-Wright Corp.	906,403
31,049	Ducommun, Inc.	588,068
61,302	DynCorp International, Inc.*	921,982
26,049	Esterline Technologies Corp.*	940,108
70,765	Hexcel Corp.*	586,642
70,557	Orbital Sciences Corp.*(a)	1,183,241
109,273	Taser International, Inc.*	554,014

		8,277,738

Air Freight & Logistics — 0.4%
41,111	Hub Group, Inc.*(a)	933,220
117,624	Pacer International, Inc.	1,011,566
28,735	Park-Ohio Holdings Corp.*	105,745

		2,050,531

Airlines — 0.7%
27,921	Alaska Air Group, Inc.*	735,998
83,449	Republic Airways Holdings, Inc.*	683,447
138,483	SkyWest, Inc.	2,167,259

		3,586,704

Auto Components* — 0.1%
122,858	Exide Technologies	445,974
4,147	Fuel Systems Solutions, Inc.(a)	108,403

		554,377

Beverages* — 0.6%
70,729	Hansen Natural Corp.	2,369,422
49,769	National Beverage Corp.	433,488

		2,802,910

Biotechnology — 5.9%
31,129	Affymax, Inc.*	404,677
203,939	Alkermes, Inc.*(a)	2,339,180
140,947	Cepheid, Inc.*	1,048,646
20,478	Cougar Biotechnology, Inc.*	597,548
48,449	Cubist Pharmaceuticals, Inc.*	1,037,293
100,246	Emergent Biosolutions, Inc.*	2,198,395
239,918	Enzon Pharmaceuticals, Inc.*(a)	1,561,866
78,852	Facet Biotech Corp.*	479,420
66,383	Genomic Health, Inc.*(a)	1,420,596
57,362	Geron Corp.*(a)	449,718
31,617	Idenix Pharmaceuticals, Inc.*(a)	183,695

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
25,099	Idera Pharmaceuticals, Inc.*(a)	$175,693
98,306	ImmunoGen, Inc.*	409,936
169,942	Immunomedics, Inc.*	205,630
106,175	Isis Pharmaceuticals, Inc.*(a)	1,500,253
163,172	Lexicon Pharmaceuticals, Inc.*	194,175
126,518	Ligand Pharmaceuticals, Inc. Class B*	268,218
61,953	MannKind Corp.*(a)	219,933
26,532	Martek Biosciences Corp.*(a)	701,771
239,470	Maxygen, Inc.*	2,049,863
85,827	Molecular Insight Pharmaceuticals, Inc.*(a)	228,300
786,114	Nabi Biopharmaceuticals*(a)	3,246,651
199,447	NPS Pharmaceuticals, Inc.*	1,244,549
5,453	OSI Pharmaceuticals, Inc.*	194,127
394,261	PDL BioPharma, Inc.	2,531,156
10,374	Pharmasset, Inc.*	118,264
105,660	Progenics Pharmaceuticals, Inc.*(a)	770,261
138,798	Regeneron Pharmaceuticals, Inc.*	2,426,189
19,332	Rigel Pharmaceuticals, Inc.*	135,131
18,480	Savient Pharmaceuticals, Inc.*	102,379
45,227	Synta Pharmaceuticals Corp.*(a)	397,998
716,902	XOMA Ltd.*	473,155

		29,314,666

Building Products — 0.6%
44,831	American Woodmark Corp.	674,706
36,440	Armstrong World Industries, Inc.	604,175
53,564	Gibraltar Industries, Inc.	547,960
37,918	NCI Building Systems, Inc.*	439,470
30,165	Universal Forest Products, Inc.	633,465

		2,899,776

Capital Markets — 1.9%
166,002	Apollo Investment Corp.	1,087,313
2,970	Capital Southwest Corp.(a)	272,230
77,265	Eaton Vance Corp.	1,478,852
10,133	Federated Investors, Inc. Class B	197,796
3,859	GAMCO Investors, Inc.	120,555
248,407	GFI Group, Inc.(a)	779,998
3,830	Greenhill & Co., Inc.(a)	249,027
123,039	Knight Capital Group, Inc.*	2,218,393
231,459	SEI Investments Co.	2,932,586

		9,336,750

Chemicals — 0.7%
43,480	A. Schulman, Inc.	658,722
107,201	Ferro Corp.	424,516

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
10,641	H.B. Fuller Co.	$148,655
27,353	Minerals Technologies, Inc.(a)	1,034,217
78,718	Rockwood Holdings, Inc.*	591,172
72,739	Solutia, Inc.*	284,409
166,734	Spartech Corp.	528,547

		3,670,238

Commercial Banks — 5.8%
21,572	1st Source Corp.	383,982
42,164	BancorpSouth, Inc.(a)	796,900
39,868	BancTrust Financial Group, Inc.(a)	353,629
75,376	Banner Corp.(a)	237,434
30,005	Cascade Bancorp(a)	70,212
175,824	Cathay General Bancorp(a)	2,232,965
98,801	Central Pacific Financial Corp.	664,931
35,912	Columbia Banking System, Inc.	319,617
3,706	Community Trust Bancorp, Inc.	103,657
224,530	CVB Financial Corp.(a)	2,018,525
130,662	East West Bancorp, Inc.	1,239,982
382,581	First Bancorp(a)	2,720,151
3,489	First Financial Corp.	115,660
58,793	FirstMerit Corp.	950,683
117,130	Frontier Financial Corp.(a)	207,320
14,500	Greene Bancshares, Inc.(a)	143,405
65,922	Heritage Commerce Corp.(a)	475,298
48,780	International Bancshares Corp.	888,772
64,411	Investors Bancorp, Inc.*	687,909
15,156	Lakeland Financial Corp.	312,214
13,890	MainSource Financial Group, Inc.	135,705
10,603	MB Financial, Inc.	173,253
140,395	Nara Bancorp, Inc.	829,734
76,192	Pacific Capital Bancorp(a)	808,397
28,625	Pinnacle Financial Partners, Inc.*	676,409
70,763	Renasant Corp.	856,940
1,900	Sierra Bancorp(a)	23,275
233,691	Sterling Bancshares, Inc.	1,299,322
18,014	Sun Bancorp, Inc.*	101,959
156,379	Susquehanna Bancshares, Inc.(a)	1,720,169
51,285	SVB Financial Group*(a)	1,065,189
32,737	Synovus Financial Corp.	129,639
27,967	TriCo Bancshares	563,255
33,448	Trustmark Corp.	678,994
240,193	Umpqua Holdings Corp.(a)	2,353,891
28,959	Whitney Holding Corp.	376,177
12,303	Wilmington Trust Corp.	168,428
124,123	Wilshire Bancorp, Inc.(a)	851,484
74,921	Wintrust Financial Corp.	1,001,694

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
16,378	Yadkin Valley Financial Corp.	$150,514

		28,887,674

Commercial Services & Supplies — 2.0%
36,722	ABM Industries, Inc.	545,322
170,981	Acco Brands Corp.*	328,284
49,979	AMREP Corp.*(a)	1,386,917
19,739	ATC Technology Corp.*	257,594
108,029	Comfort Systems USA, Inc.	1,105,137
54,707	EnergySolutions	245,634
77,530	Herman Miller, Inc.	852,055
65,991	HNI Corp.(a)	871,741
34,190	ICT Group, Inc.*	132,657
117,464	Kimball International, Inc. Class B	809,327
60,381	Knoll, Inc.	411,798
56,774	PRG-Schultz International, Inc.*	177,703
66,475	The Standard Register Co.	483,273
81,269	United Stationers, Inc.*	2,276,345

		9,883,787

Communications Equipment — 2.7%
388,105	3Com Corp.*	904,285
52,323	ADTRAN, Inc.(b)	792,693
26,236	Arris Group, Inc.*	186,800
135,164	Avanex Corp.*	254,108
60,962	Avocent Corp.*(b)	874,805
82,858	BigBand Networks*	418,433
8,392	Black Box Corp.	183,197
237,098	Emulex Corp.*	1,353,830
81,989	Extreme Networks, Inc.*	145,120
81,820	InterDigital, Inc.*	2,645,241
49,778	Opnext, Inc.*	118,472
60,281	Plantronics, Inc.	611,852
128,656	Polycom, Inc.*(a)	1,807,617
107,895	Riverbed Technology, Inc.*	1,095,134
53,000	SeaChange International, Inc.*	313,760
39,524	Symmetricom, Inc.*	146,634
183,087	Tellabs, Inc.*	756,149
96,118	Tollgrade Communications, Inc.*	553,640
364,687	UTStarcom, Inc.*(a)	536,090

		13,697,860

Computers & Peripherals — 0.8%
120,464	Avid Technology, Inc.*	1,205,845
21,293	Electronics for Imaging, Inc.*	189,295
90,847	Imation Corp.(a)	884,850
58,160	Novatel Wireless, Inc.*	322,206
28,354	Palm, Inc.*(a)	217,475
601,799	Quantum Corp.*	306,918
44,527	Synaptics, Inc.*(a)	1,049,501

		4,176,090

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Construction & Engineering — 0.6%
63,737	Dycom Industries, Inc.*	$434,049
27,386	EMCOR Group, Inc.*	563,878
42,604	Granite Construction, Inc.(a)	1,500,513
20,200	Integrated Electrical Services, Inc.*	167,054
10,446	Layne Christensen Co.*	164,838
5,963	Michael Baker Corp.*	208,466
5,120	The Shaw Group, Inc.*	142,336

		3,181,134

Construction Materials*(a) — 0.1%
114,073	Headwaters, Inc.	516,751

Consumer Finance — 0.4%
344,942	Advance America Cash Advance Centers, Inc.	486,368
46,286	Cash America International, Inc.	846,108
106,684	CompuCredit Corp.*(a)	341,389
26,850	World Acceptance Corp.*(a)	514,178

		2,188,043

Containers & Packaging — 0.2%
83,159	Bway Holding Co.*	703,525
48,484	Myers Industries, Inc.	303,995

		1,007,520

Distributors* — 0.2%
45,945	Core-Mark Holding Co., Inc.	842,631

Diversified Consumer Services — 1.1%
14,250	American Public Education, Inc.*	558,030
14,632	Capella Education Co.*	809,589
7,818	Career Education Corp.*(a)	170,432
29,738	Corinthian Colleges, Inc.*	555,506
9,643	ITT Educational Services, Inc.*	1,181,364
39,474	Pre-Paid Legal Services, Inc.*(a)	1,327,116
39,666	Regis Corp.	446,242
13,347	Universal Technical Institute, Inc.*	233,973

		5,282,252

Diversified Financial Services — 0.6%
162,325	Compass Diversified Holdings	1,754,733
54,398	Financial Federal Corp.	1,181,525
27,578	PHH Corp.*	304,737

		3,240,995

Diversified Telecommunication Services — 1.5%
91,780	Cbeyond, Inc.*(a)	1,444,617
275,556	Cincinnati Bell, Inc.*	383,023
38,673	Cogent Communications Group, Inc.*	257,175

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
36,853	General Communication, Inc.*	$242,124
54,065	Global Crossing Ltd.*	331,959
4,641	iBasis, Inc.*	4,270
391,828	IDT Corp. Class B*	137,140
35,491	Iowa Telecommunications Services, Inc.	456,059
47,120	NTELOS Holdings Corp.	1,019,677
201,274	PAETEC Holding Corp.*	271,720
114,311	Premiere Global Services, Inc.*	1,107,674
232,541	tw telecom, inc.*(a)	1,778,939

		7,434,377

Electric Utilities — 2.2%
13,013	ALLETE, Inc.	404,704
9,979	El Paso Electric Co.*	165,053
50,418	IDACORP, Inc.	1,467,668
330,064	Portland General Electric Co.	6,419,745
12,246	The Empire District Electric Co.	217,489
83,126	Unisource Energy Corp.	2,347,478

		11,022,137

Electrical Equipment — 2.7%
50,357	A.O. Smith Corp.	1,383,810
86,341	Acuity Brands, Inc.(a)	2,319,983
102,405	Baldor Electric Co.(a)	1,434,694
99,070	Belden, Inc.	1,293,854
76,140	Encore Wire Corp.(a)	1,257,071
6,186	Franklin Electric Co., Inc.	160,774
64,534	GrafTech International Ltd.*	516,917
231,300	LSI Industries, Inc.	1,052,415
12,106	Powell Industries, Inc.*	289,091
289,195	Power-One, Inc.*(a)	294,979
7,431	Regal-Beloit Corp.	252,357
43,716	Vicor Corp.	206,340
148,419	Woodward Governor Co.	3,052,979

		13,515,264

Electronic Equipment, Instruments & Components — 1.5%
4,169	Anixter International, Inc.*	112,480
132,349	Benchmark Electronics, Inc.*	1,553,777
267,910	Brightpoint, Inc.*(a)	1,253,819
14,773	Cogent, Inc.*	171,958
88,647	Ingram Micro, Inc.*	1,087,699
163,708	Insight Enterprises, Inc.*	848,007
34,533	Methode Electronics, Inc.	159,542
441,995	Sanmina-SCI Corp.*	145,858
38,313	ScanSource, Inc.*(a)	717,219
31,360	SYNNEX Corp.*	481,376
55,396	Tech Data Corp.*	1,003,222

		7,534,957

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 0.8%
29,905	CARBO Ceramics, Inc.	$1,075,085
82,708	Complete Production Services, Inc.*	530,158
182,653	RPC, Inc.(a)	1,358,938
87,884	Superior Well Services, Inc.*	807,654
22,641	TETRA Technologies, Inc.*	117,507
45,814	Union Drilling, Inc.*	209,828

		4,099,170

Food & Staples Retailing — 1.6%
84,705	Casey’s General Stores, Inc.	1,799,981
60,555	Ingles Markets, Inc.	863,514
24,730	PriceSmart, Inc.	403,099
26,347	Susser Holdings Corp.*	344,355
61,464	The Great Atlantic & Pacific Tea Co., Inc.*(a)	437,624
46,439	The Pantry, Inc.*	772,281
41,156	Weis Markets, Inc.	1,280,363
146,157	Winn-Dixie Stores, Inc.*(a)	2,008,197

		7,909,414

Food Products — 2.1%
25,847	B&G Foods, Inc.	119,930
27,504	Calavo Growers, Inc.	335,549
53,847	Chiquita Brands International, Inc.*(b)	752,781
14,935	Corn Products International, Inc.	345,745
211,748	Darling International, Inc.*	971,923
36,628	Diamond Foods, Inc.	940,607
59,193	Flowers Foods, Inc.(a)	1,272,058
167,116	Imperial Sugar Co.(a)	1,898,438
35,668	J&J Snack Foods Corp.	1,245,170
13,058	Lancaster Colony Corp.	475,442
172,502	Reddy Ice Holdings, Inc.	279,453
41,024	Sanderson Farms, Inc.	1,484,248
11,589	TreeHouse Foods, Inc.*	305,834

		10,427,178

Gas Utilities — 1.0%
7,141	Energen Corp.	208,589
106,153	New Jersey Resources Corp.	4,255,674
5,306	Piedmont Natural Gas Co., Inc.	137,478
6,323	The Laclede Group, Inc.	287,001

		4,888,742

Health Care Equipment & Supplies — 2.7%
25,292	Abaxis, Inc.*(a)	400,119
138,843	Align Technology, Inc.*(a)	1,094,083
52,745	AngioDynamics, Inc.*	717,332
2,859	Atrion Corp.	233,866
33,065	Cantel Medical Corp.*	495,644
26,361	Cardiac Science Corp.*	141,559
47,374	CONMED Corp.*	741,403
46,986	Cyberonics, Inc.*(a)	723,114

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
45,067	ev3, Inc.*(a)	$243,812
14,599	Gen-Probe, Inc.*	657,247
38,211	Hologic, Inc.*	450,508
88,846	Invacare Corp.(a)	1,693,405
5,704	IRIS International, Inc.*	56,812
17,227	Kensey Nash Corp.*	356,082
117,595	Medical Action Industries, Inc.*	1,011,317
91,099	Osteotech, Inc.*	276,941
103,775	Palomar Medical Technologies, Inc.*	918,409
22,602	Quidel Corp.*	278,005
11,426	Somanetics Corp.*	167,277
93,544	Stereotaxis, Inc.*(a)	238,537
60,956	STERIS Corp.	1,621,430
36,948	SurModics, Inc.*(a)	732,679
144,263	Theragenics Corp.*	186,099

		13,435,680

Health Care Providers & Services — 3.6%
51,158	AMERIGROUP Corp.*	1,430,889
103,945	AMN Healthcare Services, Inc.*	706,826
135,615	Assisted Living Concepts, Inc.*	538,392
44,190	Centene Corp.*	783,489
11,063	Chemed Corp.	443,958
29,854	Cross Country Healthcare, Inc.*	223,607
3,430	Emergency Medical Services Corp.*	114,974
86,611	Healthways, Inc.*	1,196,964
58,208	inVentiv Health, Inc.*	555,304
149,899	Kindred Healthcare, Inc.*	2,034,129
117,595	MedCath Corp.*	739,673
47,084	Molina Healthcare, Inc.*	825,853
112,889	Nighthawk Radiology Holdings, Inc.*	480,907
54,393	Owens & Minor, Inc.	2,163,210
191,546	PharMerica Corp.*(a)	3,149,016
28,379	RehabCare Group, Inc.*	395,887
18,393	Res-Care, Inc.*	249,225
116,529	Sunrise Senior Living, Inc.*(a)	139,835
11,444	Triple-S Management Corp. Class B*	164,679
144,759	Universal American Financial Corp.*	1,428,771

		17,765,588

Health Care Technology — 1.1%
84,263	Computer Programs and Systems, Inc.	2,117,529
274,030	Hlth Corp.*(a)	3,118,462
31,153	Omnicell, Inc.*	243,305

		5,479,296

Hotels, Restaurants & Leisure — 3.5%
15,834	Ameristar Casinos, Inc.	142,031

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
53,687	Bob Evans Farms, Inc.(a)	$942,744
55,243	Buffalo Wild Wings, Inc.*(a)	1,240,758
40,130	California Pizza Kitchen, Inc.*	415,747
52,031	CEC Entertainment, Inc.*	1,214,404
17,148	Chipotle Mexican Grill, Inc. Class B*(b)	780,577
148,995	CKE Restaurants, Inc.	1,236,659
35,922	DineEquity, Inc.(a)	317,550
76,882	Gaylord Entertainment Co.*(a)	814,949
33,960	Jack in the Box, Inc.*	767,156
54,432	Landry’s Restaurants, Inc.	351,631
342,758	O’Charley’s, Inc.	856,895
70,010	P.F. Chang’s China Bistro, Inc.*(a)	1,241,277
60,700	Panera Bread Co.*(a)	2,851,686
140,536	Papa John’s International, Inc.*	2,671,589
21,174	Red Robin Gourmet Burgers, Inc.*	257,899
18,234	The Cheesecake Factory, Inc.*	158,271
65,538	The Steak n Shake Co.*(a)	374,877
46,999	WMS Industries, Inc.*(a)	1,044,318

		17,681,018

Household Durables — 0.5%
122,004	American Greetings Corp.	529,497
26,262	Blyth, Inc.	89,554
11,961	CSS Industries, Inc.	181,449
33,558	Harman International Industries, Inc.	539,948
11,225	M/I Homes, Inc.(a)	99,229
103,350	Tempur-Pedic International, Inc.(a)	723,450
13,877	Tupperware Brands Corp.	285,311

		2,448,438

Household Products* — 0.6%
475,213	Central Garden & Pet Co.	2,851,278

Insurance — 4.9%
39,537	American Equity Investment Life Holding Co.	264,503
6,791	American Physicians Capital, Inc.	288,753
30,998	American Safety Insurance Holdings Ltd.*	378,796
4,687	Argo Group International Holdings Ltd.*	145,813
72,462	Aspen Insurance Holdings Ltd.(a)	1,601,410
131,848	Assured Guaranty Ltd.(a)	1,006,000
37,696	CastlePoint Holdings Ltd.	511,912
42,409	CNA Surety Corp.*	701,869
39,664	Crawford & Co. Class B*(a)	355,786
17,429	eHealth, Inc.*	240,869
93,656	Employers Holdings, Inc.	1,268,102

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
28,417	First American Corp.	$620,627
32,299	First Mercury Financial Corp.*	356,904
11,567	FPIC Insurance Group, Inc.*	450,303
64,501	Infinity Property & Casualty Corp.	2,476,838
135,553	IPC Holdings Ltd.(a)	3,478,290
177,874	Maiden Holdings Ltd.	809,327
125,614	National Financial Partners Corp.	322,828
58,029	Platinum Underwriters Holdings Ltd.	1,613,787
86,810	PMA Capital Corp.*	478,323
34,299	ProAssurance Corp.*	1,620,971
8,980	Protective Life Corp.	74,354
32,200	RLI Corp.	1,818,978
19,144	Safety Insurance Group, Inc.	670,423
61,732	Selective Insurance Group, Inc.	947,586
2,640	StanCorp Financial Group, Inc.	68,165
8,964	Tower Group, Inc.	224,727
64,442	United America Indemnity Ltd.*	681,796
3,850	United Fire & Casualty Co.	77,193
16,773	Unitrin, Inc.	214,023
25,438	Zenith National Insurance Corp.	713,282

		24,482,538

Internet & Catalog Retail* — 0.5%
38,010	HSN, Inc.	180,547
63,313	Netflix, Inc.(a)	2,288,132

		2,468,679

Internet Software & Services — 1.6%
184,082	Art Technology Group, Inc.*	314,780
12,293	DealerTrack Holdings, Inc.*	140,017
274,161	EarthLink, Inc.*	2,064,432
39,060	Internap Network Services Corp.*	105,071
27,279	Marchex, Inc. Class B	136,668
291,918	RealNetworks, Inc.*	823,209
97,874	S1 Corp.*	652,820
47,121	Sohu.com, Inc.*(a)	1,863,636
119,285	United Online, Inc.(a)	730,024
120,866	ValueClick, Inc.*	755,413
23,227	VistaPrint Ltd.*	531,898

		8,117,968

IT Services — 2.4%
258,223	Acxiom Corp.	2,455,701
307,446	Ciber, Inc.*	1,340,464
20,698	CSG Systems International, Inc.*	300,121

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — (continued)
100,099	Exlservice Holdings, Inc.*(a)	$795,787
68,394	Gartner, Inc.*	968,459
71,614	Genpact Ltd.*	586,519
62,722	Gevity HR, Inc.	126,071
129,386	Hackett Group, Inc.*	363,575
20,071	Heartland Payment Systems, Inc.	182,044
34,374	iGATE Corp.*	140,590
39,199	infoGROUP, Inc.	144,644
9,372	Integral Systems, Inc.*	102,436
18,790	MAXIMUS, Inc.	698,236
20,419	Perot Systems Corp.*	265,243
82,285	RightNow Technologies, Inc.*	480,544
223,176	Sapient Corp.*	950,730
48,004	StarTek, Inc.*	222,738
98,110	TeleTech Holdings, Inc.*	793,710
114,814	TNS, Inc.*	949,512

		11,867,124

Leisure Equipment & Products — 0.5%
187,666	Nautilus, Inc.*(a)	260,856
81,423	Polaris Industries, Inc.(a)	1,731,867
77,786	RC2 Corp.*	451,937

		2,444,660

Life Sciences Tools & Services* — 1.1%
76,075	Affymetrix, Inc.(a)	241,919
140,200	Albany Molecular Research, Inc.	1,201,514
12,531	Bio-Rad Laboratories, Inc.	796,220
21,847	Dionex Corp.	1,106,332
25,934	eResearchTechnology, Inc.	150,158
40,462	Medivation, Inc.	758,662
41,272	Varian, Inc.	1,149,012

		5,403,817

Machinery — 2.7%
90,916	AGCO Corp.*(b)	1,934,692
4,928	Cascade Corp.	112,802
9,877	Graco, Inc.	210,084
21,249	IDEX Corp.(a)	480,440
5,502	John Bean Technologies Corp.	53,369
41,523	Lydall, Inc.*	153,220
31,310	Mueller Industries, Inc.	629,957
51,696	Mueller Water Products, Inc.(a)	349,982
42,037	NACCO Industries, Inc.	1,344,764
13,439	Sauer-Danfoss, Inc.	101,330
59,954	Tecumseh Products Co.*	491,623
23,607	The Gorman-Rupp Co.	604,339
136,337	The Toro Co.(a)	4,036,939
46,648	Titan Machinery, Inc.*	473,477
24,380	Trinity Industries, Inc.	280,614
228,338	Wabash National Corp.	643,913

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
50,670	Wabtec Corp.(a)	$1,516,553

		13,418,098

Marine — 0.4%
225,111	American Commercial Lines, Inc.*(a)	909,448
127,797	Eagle Bulk Shipping, Inc.(a)	682,436
117,878	Horizon Lines, Inc.(a)	405,500
39,774	Ultrapetrol Bahamas Ltd.*	90,685

		2,088,069

Media — 1.0%
92,409	Arbitron, Inc.	1,387,983
64,812	CKX, Inc.*	211,935
145,025	Cox Radio, Inc.*	732,376
18,496	DreamWorks Animation SKG, Inc.*	405,987
452,339	Entercom Communications Corp.(a)	529,237
58,399	Journal Communications, Inc.	104,534
215,560	Live Nation, Inc.*	1,127,379
60,558	Media General, Inc.(a)	118,088
16,003	National CineMedia, Inc.	161,310
107,671	RCN Corp.*	396,230

		5,175,059

Metals & Mining — 1.1%
18,460	A.M. Castle & Co.	156,172
95,986	Brush Engineered Materials, Inc.*	1,205,584
23,848	Compass Minerals International, Inc.	1,434,934
25,979	Horsehead Holding Corp.*	102,877
37,908	Kaiser Aluminum Corp.	941,635
28,724	Olympic Steel, Inc.	455,850
21,787	RTI International Metals, Inc.*	289,985
63,693	Sutor Technology Group Ltd.*	119,743
102,842	Worthington Industries, Inc.	1,034,590

		5,741,370

Multi-Utilities — 0.7%
76,918	Black Hills Corp.	2,038,327
5,544	CH Energy Group, Inc.	280,415
17,376	NorthWestern Corp.	420,673
5,882	OGE Energy Corp.	145,168
55,245	PNM Resources, Inc.	554,660
10,851	Vectren Corp.	279,847

		3,719,090

Oil, Gas & Consumable Fuels — 5.5%
24,708	Alon USA Energy, Inc.(a)	291,554
59,736	Alpha Natural Resources, Inc.*	974,892

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
281,510	Aventine Renewable Energy Holdings, Inc.*	$129,495
185,954	Berry Petroleum Co.	1,368,622
50,392	Bill Barrett Corp.*	1,114,167
7,519	Cabot Oil & Gas Corp.	206,697
105,819	Callon Petroleum Co.*	223,278
35,991	Cimarex Energy Co.(a)	894,016
3,785	Clayton Williams Energy, Inc.*	150,643
64,640	Comstock Resources, Inc.*	2,464,723
93,758	Crosstex Energy, Inc.	311,277
26,304	Encore Acquisition Co.*	714,943
147,836	Energy XXI (Bermuda) Ltd.	103,485
279,911	EXCO Resources, Inc.*	2,838,298
10,297	Holly Corp.	240,641
187,210	International Coal Group, Inc.*(a)	453,048
88,986	McMoRan Exploration Co.*	595,316
17,339	Overseas Shipholding Group, Inc.	619,002
54,185	PetroQuest Energy, Inc.*(a)	342,991
265,602	Rosetta Resources, Inc.*	1,612,204
61,638	St. Mary Land & Exploration Co.	1,192,695
81,018	Swift Energy Co.*	1,241,196
191,123	Tesoro Corp.	3,293,049
240,031	VAALCO Energy, Inc.*	1,802,633
112,200	Venoco, Inc.*	333,234
20,155	W&T Offshore, Inc.	253,348
199,861	Western Refining, Inc.(a)	2,330,379
20,797	Whiting Petroleum Corp.*	603,113
16,815	World Fuel Services Corp.	567,843

		27,266,782

Paper & Forest Products — 0.3%
89,650	Buckeye Technologies, Inc.*	261,778
81,802	Louisiana-Pacific Corp.	170,148
95,626	Wausau Paper Corp.	909,403

		1,341,329

Personal Products — 0.4%
206,233	Mannatech, Inc.(a)	554,767
52,617	Nu Skin Enterprises, Inc.	499,335
114,845	Prestige Brands Holdings, Inc.*	729,266
15,011	USANA Health Sciences, Inc.*(a)	348,405

		2,131,773

Pharmaceuticals* — 1.8%
71,964	Alexza Pharmaceuticals, Inc.(a)	207,976
66,414	Biodel, Inc.(a)	293,550
37,974	Caraco Pharmaceutical Laboratories Ltd.	174,680
481,356	DepoMed, Inc.	1,039,729

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals*— (continued)
49,122	Obagi Medical Products, Inc.	$328,626
22,071	Pain Therapeutics, Inc.(a)	146,552
150,490	Par Pharmaceutical Cos., Inc.(a)	1,852,532
311,492	Questcor Pharmaceuticals, Inc.	2,009,123
93,753	Salix Pharmaceuticals Ltd.(a)	750,024
35,320	The Medicines Co.	452,096
36,443	Valeant Pharmaceuticals International	790,813
57,875	ViroPharma, Inc.	694,500

		8,740,201

Professional Services — 2.1%
30,418	Administaff, Inc.	641,516
66,035	CDI Corp.	707,895
6,277	CRA International, Inc.*	131,880
91,549	Heidrick & Struggles International, Inc.(a)	1,391,545
105,794	Hudson Highland Group, Inc.*	260,253
97,305	Kelly Services, Inc.	881,583
86,032	Kforce, Inc.*	537,700
16,179	Korn/Ferry International*	152,083
339,302	MPS Group, Inc.*	2,052,777
54,488	Resources Connection, Inc.*	788,441
13,326	School Specialty, Inc.*	219,879
711,199	Spherion Corp.*	1,017,015
80,517	TrueBlue, Inc.*	684,394
193,664	Volt Information Sciences, Inc.*(a)	1,032,229

		10,499,190

Real Estate Investment Trusts — 5.6%
33,144	Agree Realty Corp.	455,730
78,510	AMB Property Corp.	1,265,581
54,802	Cousins Properties, Inc.(a)	526,647
251,995	DCT Industrial Trust, Inc.	919,782
47,105	EastGroup Properties, Inc.	1,431,050
13,356	Entertainment Properties Trust	302,513
18,017	Equity Lifestyle Properties, Inc.	679,781
8,404	Federal Realty Investment Trust	425,495
163,459	Franklin Street Properties Corp.(a)	1,866,702
36,897	Highwoods Properties, Inc.	832,396
55,639	Kilroy Realty Corp.	1,271,908
62,166	LaSalle Hotel Properties	517,843
8,730	Liberty Property Trust	174,600
84,921	LTC Properties, Inc.	1,757,015
98,026	National Health Investors, Inc.	2,553,577
83,676	Nationwide Health Properties, Inc.	2,136,248

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
64,545	NorthStar Realty Finance Corp.(a)	$250,435
126,159	OMEGA Healthcare Investors, Inc.	1,845,706
8,539	Post Properties, Inc.	111,776
213,651	Realty Income Corp.(a)	4,117,055
51,839	Regency Centers Corp.	1,829,917
7,236	Saul Centers, Inc.	236,617
75,342	Senior Housing Properties Trust	1,219,034
11,650	Universal Health Realty Income Trust	356,490
43,766	Urstadt Biddle Properties	647,299

		27,731,197

Real Estate Management & Development — 0.3%
71,453	Jones Lang LaSalle, Inc.	1,687,005

Road & Rail — 1.7%
57,252	Arkansas Best Corp.	1,339,124
62,408	Celadon Group, Inc.*	488,030
140,231	Dollar Thrifty Automotive Group, Inc.*(a)	162,668
14,892	J.B. Hunt Transportation Services, Inc.	331,645
156,973	Marten Transport Ltd.*	2,772,143
101,385	Saia, Inc.*	1,083,806
30,946	Universal Truckload Services, Inc.*	382,493
92,399	Werner Enterprises, Inc.(a)	1,385,985
164,281	YRC Worldwide, Inc.*(a)	473,129

		8,419,023

Semiconductors & Semiconductor Equipment — 1.4%
92,118	Atmel Corp.*	307,674
46,440	Cohu, Inc.	463,471
39,025	Entegris, Inc.*	54,245
74,539	Lattice Semiconductor Corp.*	114,790
298,789	LSI Corp.*	950,149
21,207	Microsemi Corp.*	178,139
17,248	MKS Instruments, Inc.*	242,335
125,121	Semtech Corp.*	1,470,172
553,402	Silicon Image, Inc.*	2,030,985
330,519	Silicon Storage Technology, Inc.*	677,564
19,379	Standard Microsystems Corp.*	268,399

		6,757,923

Software — 4.6%
18,481	ACI Worldwide, Inc.*(a)	313,992
44,354	Advent Software, Inc.*(a)(b)	968,248
91,411	ArcSight, Inc.*	849,208
60,828	Blackbaud, Inc.	677,016
63,052	Bottomline Technologies, Inc.*	421,187
222,818	Commvault Systems, Inc.*	2,956,795
49,675	DemandTec, Inc.*	332,822

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
80,081	Fair Isaac Corp.	$1,017,029
96,868	i2 Technologies, Inc.*(a)	604,456
17,193	Interactive Intelligence, Inc.*	118,116
32,909	Jack Henry & Associates, Inc.	585,780
65,185	JDA Software Group, Inc.*	730,072
124,613	Magma Design Automation, Inc.*	143,305
114,452	Manhattan Associates, Inc.*	1,755,694
179,626	Mentor Graphics Corp.*(a)	837,057
35,834	MicroStrategy, Inc.*	1,386,776
11,104	NetScout Systems, Inc.*	157,899
7,324	Pegasystems, Inc.	99,387
25,007	Renaissance Learning, Inc.(a)	180,801
25,074	SPSS, Inc.*	643,900
8,930	Sybase, Inc.*	243,878
131,892	Symyx Technologies, Inc.*	633,082
21,191	Synchronoss Technologies, Inc.*	180,335
39,068	Taleo Corp.*	329,343
116,904	TeleCommunication Systems, Inc.*	837,033
196,080	TIBCO Software, Inc.*	1,049,028
534,143	TiVo, Inc.*	3,840,488
113,442	VASCO Data Security International, Inc.*	769,137
18,096	Wind River Systems, Inc.*	144,225

		22,806,089

Specialty Retail — 2.4%
27,434	Asbury Automotive Group, Inc.	98,214
712,227	Blockbuster, Inc.*(a)	911,651
45,329	Build-A-Bear Workshop, Inc.*	190,382
90,296	Charlotte Russe Holding, Inc.*	465,024
208,641	Charming Shoppes, Inc.*(a)	225,332
52,204	Genesco, Inc.*	803,942
40,843	Hibbett Sports, Inc.*	555,873
163,812	Hot Topic, Inc.*	1,398,954
54,415	Jo-Ann Stores, Inc.*	694,879
97,843	PetSmart, Inc.	1,836,513
12,849	Rent-A-Center, Inc.*	190,808
134,951	Stage Stores, Inc.	964,900
48,680	The Cato Corp.	644,036
22,327	The Children’s Place Retail Stores, Inc.*(a)	419,971
79,269	Tractor Supply Co.*	2,672,158

		12,072,637

Textiles, Apparel & Luxury Goods — 0.8%
129,836	Carter’s, Inc.*	2,205,914
11,385	Columbia Sportswear Co.(a)	326,977
58,897	Fuqi International, Inc.*	279,761
32,947	Kenneth Cole Productions, Inc.	210,531

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
21,529	Maidenform Brands, Inc.*	$192,684
32,550	Steven Madden Ltd.*	565,719
11,375	The Warnaco Group, Inc.*	257,530

		4,039,116

Thrifts & Mortgage Finance — 0.8%
89,089	Brookline Bancorp, Inc.(a)	861,490
18,034	Dime Community Bancshares	181,242
11,166	First Financial Northwest, Inc.(a)	96,697
26,246	First Niagara Financial Group, Inc.	342,773
153,859	Provident Financial Services, Inc.	1,681,679
38,816	TFS Financial Corp.(a)	499,174
8,010	Washington Federal, Inc.	98,363

		3,761,418

Tobacco — 0.4%
386,476	Alliance One International, Inc.*	927,542
36,353	Universal Corp.	1,111,675

		2,039,217

Trading Companies & Distributors — 0.0%
4,861	Watsco, Inc.	160,656

Water Utilities — 0.1%
4,118	American States Water Co.	142,359
9,398	Consolidated Water Co. Ltd.(a)	109,957
27,990	Southwest Water Co.	125,395

		377,711

Wireless Telecommunication Services* — 0.1%
22,236	Centennial Communications Corp.	181,890
49,147	USA Mobility, Inc.	519,484

		701,374

TOTAL COMMON STOCKS		$487,350,077

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.8%
Joint Repurchase Agreement Account II
$14,200,000	0.287%	02/02/09	$14,200,000
Maturity Value: $14,200,340

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$501,550,077

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 18.2%
Boston Global Investment Trust — Enhanced Portfolio II
92,189,823	0.762%	$91,083,546

TOTAL INVESTMENTS — 118.7%		$592,633,623

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%		(93,476,094)

NET ASSETS — 100.0%		$499,157,529

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Joint repurchase agreement was entered into on January 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At January 31, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell E Mini 2000 Index	301	March 2009	$13,322,260	$(428,287)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$776,129,010

Gross unrealized gain	18,172,956
Gross unrealized loss	(201,668,343)

Net unrealized security loss	$(183,495,387)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Aerospace & Defense — 2.7%
2,375	AAR Corp.*	$43,083
1,131	American Science and Engineering, Inc.	88,218
4,021	Curtiss-Wright Corp.	129,878
3,862	DynCorp International, Inc.*	58,085
3,758	Esterline Technologies Corp.*	135,626
12,600	Hexcel Corp.*	104,454
8,990	Orbital Sciences Corp.*	150,762
12,777	Taser International, Inc.*	64,780
1,759	Teledyne Technologies, Inc.*	49,023

		823,909

Air Freight & Logistics — 0.8%
5,791	Hub Group, Inc.*	131,456
11,638	Pacer International, Inc.	100,087

		231,543

Airlines — 0.3%
1,158	Republic Airways Holdings, Inc.*	9,484
5,013	SkyWest, Inc.	78,453

		87,937

Auto Components* — 0.3%
11,740	Exide Technologies	42,616
1,652	Fuel Systems Solutions, Inc.(a)	43,183

		85,799

Beverages* — 0.6%
2,668	Hansen Natural Corp.	89,378
6,635	National Beverage Corp.	57,791
1,789	The Boston Beer Co., Inc.	45,154

		192,323

Biotechnology — 10.7%
1,572	Affymax, Inc.*	20,436
18,401	Alkermes, Inc.*	211,059
1,415	Alnylam Pharmaceuticals, Inc.*	29,842
15,566	Cepheid, Inc.*	115,811
3,183	Cougar Biotechnology, Inc.*	92,880
7,334	Cubist Pharmaceuticals, Inc.*(b)	157,021
3,164	CV Therapeutics, Inc.*	49,517
6,785	Emergent Biosolutions, Inc.*	148,795
19,312	Enzon Pharmaceuticals, Inc.*(a)	125,721
6,566	Facet Biotech Corp.*	39,921
7,611	Genomic Health, Inc.*(a)	162,875
5,203	Geron Corp.*(a)	40,792
8,619	ImmunoGen, Inc.*	35,941
37,731	Immunomedics, Inc.*(a)	45,655

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
8,571	Indevus Pharmaceuticals, Inc.*	$45,598
13,602	Isis Pharmaceuticals, Inc.*	192,196
17,090	Lexicon Pharmaceuticals, Inc.*	20,337
8,135	Ligand Pharmaceuticals, Inc. Class B*	17,246
7,678	MannKind Corp.*(a)	27,257
4,826	Martek Biosciences Corp.(a)	127,648
19,006	Maxygen, Inc.*	162,691
4,285	Medarex, Inc.*	25,581
10,097	Molecular Insight Pharmaceuticals, Inc.*(a)	26,858
2,244	Myriad Genetics, Inc.*	167,335
59,881	Nabi Biopharmaceuticals*	247,309
6,319	Neurocrine Biosciences, Inc.*	20,979
13,179	NPS Pharmaceuticals, Inc.*	82,237
4,428	OSI Pharmaceuticals, Inc.*	157,637
32,832	PDL BioPharma, Inc.	210,781
8,156	Progenics Pharmaceuticals, Inc.*	59,457
12,907	Regeneron Pharmaceuticals, Inc.*	225,614
6,932	Rigel Pharmaceuticals, Inc.*	48,455
6,131	Savient Pharmaceuticals, Inc.*	33,966
7,472	Synta Pharmaceuticals Corp.*(a)	65,754
222	United Therapeutics Corp.*	15,085
55,148	XOMA Ltd.*	36,398

		3,292,685

Building Products — 0.3%
4,117	American Woodmark Corp.	61,961
198	Ameron International Corp.	9,870
1,024	Trex Co., Inc.*	15,145

		86,976

Capital Markets — 1.1%
17,841	GFI Group, Inc.	56,021
1,339	Greenhill & Co., Inc.(a)	87,062
5,561	Knight Capital Group, Inc.*	100,265
1,456	optionsXpress Holdings, Inc.	15,856
3,207	SEI Investments Co.	40,632
3,572	thinkorswim Group, Inc.*	26,861

		326,697

Chemicals — 0.3%
1,494	Calgon Carbon Corp.*	18,780
8,293	Ferro Corp.	32,840
3,121	Innospec, Inc.	15,199
8,422	Solutia, Inc.*	32,930

		99,749

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 0.6%
3,243	Cathay General Bancorp	$41,186
8,389	First Bancorp	59,646
1,486	Pinnacle Financial Partners, Inc.*	35,114
821	S.Y. Bancorp, Inc.	18,702
1,782	Umpqua Holdings Corp.	17,464

		172,112

Commercial Services & Supplies — 2.3%
4,574	AMREP Corp.*	126,929
9,107	Casella Waste Systems, Inc.*	25,135
5,497	EnergySolutions	24,682
6,964	Herman Miller, Inc.	76,534
3,037	HNI Corp.	40,119
6,368	ICT Group, Inc.*	24,708
7,410	Kimball International, Inc. Class B	51,055
7,842	Knoll, Inc.	53,482
655	McGrath Rentcorp	13,735
16,576	PRG-Schultz International, Inc.*	51,883
2,566	Tetra Tech, Inc.*	59,608
6,651	The Standard Register Co.	48,353
1,703	United Stationers, Inc.*	47,701
2,059	Waste Connections, Inc.*	59,752

		703,676

Communications Equipment — 2.9%
5,021	Acme Packet, Inc.*	22,092
6,668	ADTRAN, Inc.	101,020
16,877	Avanex Corp.*	31,729
9,252	BigBand Networks*	46,723
3,614	Blue Coat Systems, Inc.*	34,658
1,666	Emulex Corp.*	9,513
8,609	InterDigital, Inc.*	278,329
13,725	Polycom, Inc.*	192,836
9,877	Riverbed Technology, Inc.*	100,251
8,965	Sonus Networks, Inc.*	11,834
1,761	Starent Networks Corp.*	25,887
16,449	UTStarcom, Inc.*	24,180

		879,052

Computers & Peripherals — 1.1%
1,948	Avid Technology, Inc.*	19,499
2,970	Imation Corp.	28,928
4,339	Intermec, Inc.*	53,890
5,566	Novatel Wireless, Inc.*	30,836
5,883	Palm, Inc.*	45,123
6,212	Synaptics, Inc.*(a)	146,417

		324,693

Construction & Engineering* — 0.5%
3,697	EMCOR Group, Inc.	76,121
5,116	MasTec, Inc.	54,383
331	Michael Baker Corp.	11,572

		142,076

Shares	Description	Value
Common Stocks — (continued)
Construction Materials — 0.1%
5,846	Headwaters, Inc.*	$26,482
474	Texas Industries, Inc.	10,765

		37,247

Consumer Finance — 0.5%
32,555	Advance America Cash Advance Centers, Inc.	45,903
3,292	Cash America International, Inc.	60,178
2,882	World Acceptance Corp.*	55,190

		161,271

Containers & Packaging — 0.4%
10,637	Bway Holding Co.*	89,989
5,652	Myers Industries, Inc.	35,438
368	Rock-Tenn Co.	11,471

		136,898

Diversified Consumer Services* — 1.5%
2,222	American Public Education, Inc.	87,013
1,438	Capella Education Co.	79,565
8,597	Corinthian Colleges, Inc.	160,592
377	ITT Educational Services, Inc.	46,186
2,379	Pre-Paid Legal Services, Inc.(a)	79,982
994	Universal Technical Institute, Inc.	17,425

		470,763

Diversified Financial Services — 0.2%
354	Life Partners Holdings, Inc.	13,452
3,026	NewStar Financial, Inc.*	8,957
1,808	Portfolio Recovery Associates, Inc.*	42,651

		65,060

Diversified Telecommunication Services — 1.9%
7,323	Cbeyond, Inc.*	115,264
6,206	Cogent Communications Group, Inc.*	41,270
1,405	Global Crossing Ltd.*(a)	8,627
1,501	Iowa Telecommunications Services, Inc.	19,288
4,370	NTELOS Holdings Corp.	94,567
15,627	PAETEC Holding Corp.*	21,096
10,474	Premiere Global Services, Inc.*	101,493
1,354	Shenandoah Telecommunications Co.	33,010
19,740	tw telecom, inc.*	151,011

		585,626

Electrical Equipment — 3.0%
9,100	Acuity Brands, Inc.(a)	244,517

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — (continued)
4,027	American Superconductor Corp.*(a)	$65,157
1,789	Baldor Electric Co.	25,064
7,694	Belden, Inc.	100,484
1,504	Energy Conversion Devices, Inc.*	37,856
702	Franklin Electric Co., Inc.	18,245
10,549	GrafTech International Ltd.*	84,497
4,690	LSI Industries, Inc.	21,339
1,625	Powell Industries, Inc.*	38,805
24,839	Power-One, Inc.*(a)	25,336
3,861	Vicor Corp.	18,224
12,436	Woodward Governor Co.	255,808

		935,332

Electronic Equipment, Instruments & Components — 1.1%
9,321	Benchmark Electronics, Inc.*	109,429
4,681	Brightpoint, Inc.*	21,907
2,839	Cogent, Inc.*	33,046
1,081	Cognex Corp.	14,118
1,949	Insight Enterprises, Inc.*	10,096
1,440	Plexus Corp.*	20,822
7,079	ScanSource, Inc.*	132,519

		341,937

Energy Equipment & Services — 1.3%
3,745	CARBO Ceramics, Inc.	134,633
2,054	Matrix Service Co.*	10,865
18,697	RPC, Inc.	139,106
8,437	Superior Well Services, Inc.*	77,536
4,585	Union Drilling, Inc.*	20,999
2,427	Willbros Group, Inc.*	23,639

		406,778

Food & Staples Retailing — 0.8%
1,064	Ingles Markets, Inc.	15,173
2,728	PriceSmart, Inc.	44,467
3,610	The Great Atlantic & Pacific Tea Co., Inc.*	25,703
2,719	The Pantry, Inc.*	45,217
8,737	Winn-Dixie Stores, Inc.*	120,046

		250,606

Food Products — 1.7%
1,353	Calavo Growers, Inc.	16,507
17,850	Darling International, Inc.*	81,931
4,100	Diamond Foods, Inc.	105,288
3,993	Flowers Foods, Inc.	85,810
7,455	Imperial Sugar Co.(a)	84,689
2,259	Lancaster Colony Corp.	82,250
2,188	Sanderson Farms, Inc.	79,162

		535,637

Health Care Equipment & Supplies — 5.2%
5,295	Abaxis, Inc.*	83,767

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
15,462	Align Technology, Inc.*(a)	$121,841
3,099	American Medical Systems Holdings, Inc.*	33,159
5,430	AngioDynamics, Inc.*	73,848
5,669	Cyberonics, Inc.*	87,246
7,321	ev3, Inc.*	39,607
823	Haemonetics Corp.*	48,681
4,944	Immucor, Inc.*	136,998
8,607	Invacare Corp.	164,049
4,768	IRIS International, Inc.*	47,489
2,963	Kensey Nash Corp.*	61,245
4,743	Masimo Corp.*	131,713
11,404	Medical Action Industries, Inc.*	98,074
1,190	Palomar Medical Technologies, Inc.*	10,532
2,702	Quidel Corp.*	33,235
1,994	Somanetics Corp.*	29,192
8,854	Stereotaxis, Inc.*(a)	22,578
8,904	STERIS Corp.	236,846
2,793	SurModics, Inc.*	55,385
4,443	The Spectranetics Corp.*	13,329
7,102	TomoTherapy, Inc.*	17,968
1,266	Vnus Medical Technologies*	20,269
2,257	Volcano Corp.*	29,499

		1,596,550

Health Care Providers & Services — 4.1%
835	Amedisys, Inc.*	34,427
11,722	AMN Healthcare Services, Inc.*	79,709
16,709	Assisted Living Concepts, Inc.*	66,335
4,169	Centene Corp.*	73,916
2,083	Chemed Corp.	83,591
4,316	Cross Country Healthcare, Inc.*	32,327
1,792	Emergency Medical Services Corp.*	60,068
1,296	Ensign Group, Inc.	21,332
9,066	Healthways, Inc.*	125,292
6,292	inVentiv Health, Inc.*	60,026
4,024	Kindred Healthcare, Inc.*	54,606
862	Landauer, Inc.	59,116
1,386	MedCath Corp.*	8,718
8,696	Nighthawk Radiology Holdings, Inc.*	37,045
6,986	Owens & Minor, Inc.	277,833
6,764	PharMerica Corp.*	111,200
15,679	Sunrise Senior Living, Inc.*	18,815
5,518	Universal American Financial Corp.*	54,463

		1,258,819

Health Care Technology — 1.2%
9,520	Allscripts-Misys Healthcare Solutions, Inc.	80,159
6,729	Computer Programs and Systems, Inc.	169,100

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Technology — (continued)
5,880	Hlth Corp.*	$66,914
8,152	Omnicell, Inc.*	63,667

		379,840

Hotels, Restaurants & Leisure — 4.8%
5,320	AFC Enterprises, Inc.*	25,536
618	Bally Technologies, Inc.*	12,477
5,340	Buffalo Wild Wings, Inc.*	119,936
8,709	California Pizza Kitchen, Inc.*	90,225
5,311	CEC Entertainment, Inc.*	123,959
13,187	CKE Restaurants, Inc.	109,452
988	Cracker Barrel Old Country Store, Inc.	17,359
3,957	DineEquity, Inc.	34,980
3,490	Einstein Noah Restaurant Group, Inc.*	24,151
3,834	Jack in the Box, Inc.*	86,610
2,034	LIFE TIME FITNESS, Inc.*(a)	30,124
10,539	O’Charley’s, Inc.	26,347
8,242	P.F. Chang’s China Bistro, Inc.*(a)	146,131
2,338	Panera Bread Co.*(a)	109,839
11,166	Papa John’s International, Inc.*	212,266
1,052	Peet’s Coffee & Tea, Inc.*	21,377
3,365	Red Robin Gourmet Burgers, Inc.*	40,986
6,588	The Cheesecake Factory, Inc.*	57,184
8,303	Wendy’s/Arby’s Group, Inc.	41,847
6,487	WMS Industries, Inc.*(a)	144,141

		1,474,927

Household Durables — 0.4%
3,957	Tempur-Pedic International, Inc.	27,699
5,079	Tupperware Brands Corp.	104,424

		132,123

Household Products* — 0.5%
24,104	Central Garden & Pet Co.	144,624

Insurance — 1.0%
2,117	AmTrust Financial Services, Inc.	17,381
3,396	Assured Guaranty Ltd.	25,911
793	CNA Surety Corp.*	13,124
3,204	eHealth, Inc.*	44,279
7,177	Employers Holdings, Inc.	97,177
2,801	First Mercury Financial Corp.*	30,951
480	IPC Holdings Ltd.	12,317
1,629	Tower Group, Inc.	40,839
1,076	United America Indemnity Ltd.*	11,384

		293,363

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail — 1.1%
1,073	Blue Nile, Inc.*	$21,696
7,731	Netflix, Inc.*(a)	279,398
2,359	NutriSystem, Inc.(a)	30,408

		331,502

Internet Software & Services — 3.2%
23,862	Art Technology Group, Inc.*	40,804
1,602	AsiaInfo Holdings, Inc.*	13,985
6,786	DealerTrack Holdings, Inc.*	77,293
3,603	Dice Holdings, Inc.*	10,305
3,817	Digital River, Inc.*	94,547
38,216	EarthLink, Inc.*	287,766
10,087	Internap Network Services Corp.*	27,134
4,310	j2 Global Communications, Inc.*	84,390
2,869	Marchex, Inc. Class B	14,374
2,837	Rackspace Hosting, Inc.*	13,901
2,334	S1 Corp.*	15,568
4,613	SAVVIS, Inc.*	29,431
2,571	Sohu.com, Inc.*	101,683
13,686	ValueClick, Inc.*	85,537
4,212	VistaPrint Ltd.*	96,455

		993,173

IT Services — 2.5%
5,197	Acxiom Corp.	49,423
2,762	Ciber, Inc.*	12,042
2,136	CSG Systems International, Inc.*	30,972
4,985	CyberSource Corp.*	59,471
6,442	Exlservice Holdings, Inc.*	51,214
12,175	Gartner, Inc.*	172,398
16,510	Hackett Group, Inc.*	46,393
2,084	Heartland Payment Systems, Inc.	18,902
5,308	iGATE Corp.*	21,710
1,303	Integral Systems, Inc.*	14,242
336	MAXIMUS, Inc.	12,486
6,863	RightNow Technologies, Inc.*	40,080
17,883	Sapient Corp.*	76,181
2,278	SRA International, Inc.*	37,200
9,515	TeleTech Holdings, Inc.*	76,976
5,580	TNS, Inc.*	46,147
2,067	VeriFone Holdings, Inc.*	9,570

		775,407

Leisure Equipment & Products(a) — 0.5%
7,966	Polaris Industries, Inc.	169,437

Life Sciences Tools & Services* — 2.7%
6,749	Affymetrix, Inc.	21,462
11,129	Albany Molecular Research, Inc.	95,376
2,721	Bio-Rad Laboratories, Inc.	172,892
4,584	Dionex Corp.	232,134

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Life Sciences Tools & Services* — (continued)
4,545	eResearchTechnology, Inc.(b)	$26,316
4,675	Medivation, Inc.	87,656
15,459	Pharmanet Development Group, Inc.(a)	20,251
1,152	Sequenom, Inc.	25,528
5,645	Varian, Inc.	157,157

		838,772

Machinery — 3.1%
4,355	AGCO Corp.*	92,674
1,242	Astec Industries, Inc.*	30,516
2,194	Colfax Corp.*	20,009
3,810	Force Protection, Inc.*	22,898
955	Lindsay Corp.	24,830
3,294	Mueller Industries, Inc.	66,275
748	NACCO Industries, Inc.	23,929
3,300	Nordson Corp.	99,693
1,873	Sauer-Danfoss, Inc.	14,123
2,558	The Gorman-Rupp Co.	65,485
6,216	The Toro Co.	184,056
2,403	Titan International, Inc.	18,647
5,209	Titan Machinery, Inc.*	52,871
7,894	Wabash National Corp.	22,261
7,094	Wabtec Corp.	212,324

		950,591

Marine — 0.6%
17,538	American Commercial Lines, Inc.*	70,854
11,542	Eagle Bulk Shipping, Inc.(a)	61,634
1,151	Genco Shipping & Trading Ltd.(a)	17,898
10,626	Horizon Lines, Inc.	36,553

		186,939

Media — 1.1%
7,029	Arbitron, Inc.	105,576
3,642	CKX, Inc.*	11,909
2,404	Cox Radio, Inc.*	12,140
17,318	Entercom Communications Corp.	20,262
5,178	Live Nation, Inc.*	27,081
3,714	Marvel Entertainment, Inc.*	102,172
2,846	National CineMedia, Inc.	28,688
7,215	RCN Corp.*	26,551

		334,379

Metals & Mining — 0.8%
1,054	Brush Engineered Materials, Inc.*	13,238
1,714	Compass Minerals International, Inc.	103,131
2,241	Olympic Steel, Inc.	35,565
17,063	Sutor Technology Group Ltd.*	32,078

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
5,926	Worthington Industries, Inc.	$59,616

		243,628

Oil, Gas & Consumable Fuels — 6.8%
3,192	Alpha Natural Resources, Inc.*	52,093
1,194	Arena Resources, Inc.*	29,086
2,708	Atlas America, Inc.	34,392
2,052	ATP Oil & Gas Corp.*	9,172
28,645	Aventine Renewable Energy Holdings, Inc.*	13,177
13,017	Berry Petroleum Co.	95,805
6,920	Bill Barrett Corp.*	153,001
1,090	Cimarex Energy Co.	27,076
682	Clayton Williams Energy, Inc.*	27,144
7,807	Comstock Resources, Inc.*(b)	297,681
6,131	Concho Resources, Inc.*	154,624
7,061	Crosstex Energy, Inc.	23,443
766	Encore Acquisition Co.*	20,820
15,465	Energy XXI (Bermuda) Ltd.	10,825
23,945	EXCO Resources, Inc.*	242,802
8,697	Geomet, Inc.*	10,871
2,357	Golar LNG Ltd.	14,519
20,453	International Coal Group, Inc.*	49,496
11,754	McMoRan Exploration Co.*	78,634
2,983	Penn Virginia Corp.	61,450
741	Petroleum Development Corp.*	12,782
7,095	PetroQuest Energy, Inc.*	44,911
7,913	Rosetta Resources, Inc.*	48,032
2,821	Ship Finance International Ltd.	32,047
1,324	St. Mary Land & Exploration Co.	25,619
1,205	Teekay Tankers Ltd.	14,135
11,812	Tesoro Corp.	203,521
3,466	USEC, Inc.*	17,642
14,585	VAALCO Energy, Inc.*	109,533
9,915	Venoco, Inc.*	29,448
11,012	Western Refining, Inc.	128,400
1,319	Whiting Petroleum Corp.*	38,251

		2,110,432

Personal Products — 0.5%
1,167	China Sky One Medical, Inc.*(a)	16,373
17,685	Mannatech, Inc.(a)	47,572
5,775	Nu Skin Enterprises, Inc.	54,805
1,685	USANA Health Sciences, Inc.*	39,109

		157,859

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals* — 2.7%
8,417	Adolor Corp.	$16,834
9,390	Alexza Pharmaceuticals, Inc.	27,137
1,334	Auxilium Pharmaceuticals, Inc.	40,767
7,915	Biodel, Inc.(a)	34,985
3,635	Cadence Pharmaceuticals, Inc.(a)	26,172
16,237	Caraco Pharmaceutical Laboratories Ltd.	74,690
51,758	DepoMed, Inc.	111,797
2,588	MAP Pharmaceuticals, Inc.	23,499
16,174	MiddleBrook Pharmaceuticals, Inc.(a)	22,644
4,138	Obagi Medical Products, Inc.	27,683
3,202	Pain Therapeutics, Inc.	21,261
4,171	Par Pharmaceutical Cos., Inc.	51,345
24,618	Questcor Pharmaceuticals, Inc.	158,786
1,432	Salix Pharmaceuticals Ltd.	11,456
2,700	Sucampo Pharmaceuticals, Inc.	13,149
6,089	The Medicines Co.	77,939
4,307	Valeant Pharmaceuticals International	93,462

		833,606

Professional Services — 2.6%
6,273	Administaff, Inc.	132,298
7,810	CDI Corp.	83,723
1,687	Heidrick & Struggles International, Inc.	25,642
9,296	Hudson Highland Group, Inc.*	22,868
1,610	Kelly Services, Inc.	14,587
13,389	Kforce, Inc.*	83,681
2,464	Korn/Ferry International*	23,162
12,845	MPS Group, Inc.*	77,712
3,954	Navigant Consulting, Inc.*	56,661
7,287	Resources Connection, Inc.*	105,443
48,591	Spherion Corp.*	69,485
6,660	TrueBlue, Inc.*	56,610
6,635	Volt Information Sciences, Inc.*	35,364

		787,236

Real Estate Investment Trusts — 1.4%
1,796	AMB Property Corp.	28,951
4,869	Cousins Properties, Inc.(a)	46,791
1,544	Equity Lifestyle Properties, Inc.	58,255
1,861	Franklin Street Properties Corp.	21,253
1,907	Highwoods Properties, Inc.	43,022
11,638	OMEGA Healthcare Investors, Inc.	170,264

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
478	Regency Centers Corp.	$16,873
998	Saul Centers, Inc.	32,635
461	Universal Health Realty Income Trust	14,107

		432,151

Road & Rail — 1.0%
1,891	Arkansas Best Corp.	44,230
4,751	Knight Transportation, Inc.	63,378
4,015	Marten Transport Ltd.*	70,905
2,861	Saia, Inc.*	30,584
5,474	Universal Truckload Services, Inc.*	67,659
734	Werner Enterprises, Inc.	11,010
5,629	YRC Worldwide, Inc.*	16,212

		303,978

Semiconductors & Semiconductor Equipment — 2.3%
4,830	Atheros Communications*	58,008
4,817	Cirrus Logic, Inc.*	13,584
6,465	Cohu, Inc.	64,521
7,487	Lattice Semiconductor Corp.*	11,530
5,510	Microsemi Corp.*	46,284
1,740	MKS Instruments, Inc.*	24,447
9,684	PMC-Sierra, Inc.*	47,161
17,513	Semtech Corp.*	205,778
50,048	Silicon Image, Inc.*	183,676
1,171	Standard Microsystems Corp.*	16,218
3,302	Tessera Technologies, Inc.*	38,832

		710,039

Software — 7.5%
4,692	ACI Worldwide, Inc.*	79,717
5,001	Advent Software, Inc.*(a)	109,172
9,895	ArcSight, Inc.*	91,925
8,724	Blackbaud, Inc.	97,098
18,306	Commvault Systems, Inc.*	242,921
1,876	Concur Technologies, Inc.*	46,319
5,076	DemandTec, Inc.*	34,009
4,874	Digimarc Corp.*	46,498
3,228	Interactive Intelligence, Inc.*	22,176
6,710	Jack Henry & Associates, Inc.	119,438
1,906	JDA Software Group, Inc.*	21,347
1,949	Kenexa Corp.*	13,234
6,726	Lawson Software, Inc.*	28,384
16,766	Magma Design Automation, Inc.*	19,281
9,796	Manhattan Associates, Inc.*	150,271
9,529	Mentor Graphics Corp.*	44,405
4,478	MICROS Systems, Inc.*	64,483
2,607	MicroStrategy, Inc.*	100,891
4,146	NetScout Systems, Inc.*	58,956
11,571	OpenTV Corp.*	13,885
5,800	Parametric Technology Corp.*	52,200

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
3,948	Radiant Systems, Inc.*	$13,660
4,406	Renaissance Learning, Inc.	31,855
3,040	SPSS, Inc.*	78,067
4,585	Sybase, Inc.*	125,216
9,960	Symyx Technologies, Inc.*	47,808
3,916	Synchronoss Technologies, Inc.*	33,325
3,852	Taleo Corp.*	32,472
12,107	TeleCommunication Systems, Inc.*	86,686
40,621	TiVo, Inc.*	292,065
2,023	Unica Corp.*	9,913
8,405	VASCO Data Security International, Inc.*	56,986
6,704	Wind River Systems, Inc.*	53,431

		2,318,094

Specialty Retail — 1.6%
42,190	Blockbuster, Inc.*(a)	54,003
7,226	Charlotte Russe Holding, Inc.*	37,214
1,632	Citi Trends, Inc.*	15,553
2,198	DSW, Inc.*	21,936
5,354	Hibbett Sports, Inc.*	72,868
3,924	Hot Topic, Inc.*	33,511
1,130	The Buckle, Inc.	23,899
1,338	The Cato Corp.	17,702
6,318	Tractor Supply Co.*	212,980

		489,666

Textiles, Apparel & Luxury Goods* — 0.8%
3,019	Carter’s, Inc.	51,293
5,515	Fuqi International, Inc.	26,196
3,956	Maidenform Brands, Inc.	35,406
5,444	The Warnaco Group, Inc.	123,252

		236,147

Tobacco* — 0.2%
30,576	Alliance One International, Inc.	73,382

Trading Companies & Distributors — 0.1%
1,276	Watsco, Inc.	42,172

Water Utilities — 0.0%
954	Consolidated Water Co. Ltd.	11,162

Wireless Telecommunication Services* — 0.1%
5,504	Centennial Communications Corp.	45,023

TOTAL COMMON STOCKS		$30,031,403

Exchange Traded Fund — 0.1%
Other — 0.1%
400	iShares Russell 2000 Growth Index Fund	$18,888

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.9%
Joint Repurchase Agreement Account II
$900,000	0.287%	02/02/09	$900,000
Maturity Value: $900,022

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$30,950,291

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 7.7%
Boston Global Investment Trust — Enhanced Portfolio II
2,414,120	0.762%	2,385,151

TOTAL INVESTMENTS — 108.1%		$33,335,442

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(2,499,978)

NET ASSETS — 100.0%		$30,835,464

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Joint repurchase agreement was entered into on January 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At January 31, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell Mini 2000 Index	15	March 2009	$663,900	$(41,197)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$44,596,026

Gross unrealized gain	1,330,635
Gross unrealized loss	(13,591,219)

Net unrealized security loss	$(12,260,584)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Aerospace & Defense — 0.7%
9,007	AAR Corp.*	$163,387
2,150	Applied Signal Technology, Inc.	37,711
11,651	Ceradyne, Inc.*	265,876
5,036	Ducommun, Inc.	95,382
16,472	DynCorp International, Inc.*	247,739
11,775	Taser International, Inc.*	59,699

		869,794

Air Freight & Logistics — 0.3%
3,668	Hub Group, Inc.*	83,263
30,368	Pacer International, Inc.	261,165
16,657	Park-Ohio Holdings Corp.*	61,298

		405,726

Airlines — 1.0%
12,793	Alaska Air Group, Inc.*	337,224
21,764	Republic Airways Holdings, Inc.*	178,247
45,040	SkyWest, Inc.	704,876

		1,220,347

Auto Components — 0.1%
37,819	ArvinMeritor, Inc.	66,183
21,853	Modine Manufacturing Co.	59,877
19,933	Stoneridge, Inc.*	39,069

		165,129

Beverages* — 0.4%
8,578	Hansen Natural Corp.	287,363
16,158	National Beverage Corp.	140,736

		428,099

Biotechnology — 1.8%
7,466	Cepheid, Inc.*	55,547
15,319	Emergent Biosolutions, Inc.*	335,946
18,604	Enzon Pharmaceuticals, Inc.*(a)	121,112
7,740	Facet Biotech Corp.*	47,059
28,102	Lexicon Pharmaceuticals, Inc.*	33,441
54,863	Maxygen, Inc.*	469,627
161,008	Nabi Biopharmaceuticals*	664,963
38,703	PDL BioPharma, Inc.	248,473
8,062	Regeneron Pharmaceuticals, Inc.*	140,924
79,878	XOMA Ltd.*	52,720

		2,169,812

Building Products — 0.9%
14,729	American Woodmark Corp.	221,671
5,384	Armstrong World Industries, Inc.	89,267
5,800	Builders FirstSource, Inc.*	7,134
21,473	Gibraltar Industries, Inc.	219,669

Shares	Description	Value
Common Stocks — (continued)
Building Products — (continued)
19,558	NCI Building Systems, Inc.*	$226,677
3,194	Trex Co., Inc.*	47,239
10,135	Universal Forest Products, Inc.	212,835

		1,024,492

Capital Markets — 2.2%
68,564	Apollo Investment Corp.	449,094
1,932	Capital Southwest Corp.(b)	177,087
10,397	Eaton Vance Corp.	198,999
2,376	Federated Investors, Inc. Class B	46,380
3,867	GAMCO Investors, Inc.	120,805
49,058	GFI Group, Inc.	154,042
5,775	Hercules Technology Growth Capital, Inc.	37,711
3,734	Kayne Anderson Energy Development Co.	45,256
49,881	Knight Capital Group, Inc.*	899,354
45,002	SEI Investments Co.	570,175

		2,698,903

Chemicals — 0.9%
22,639	A. Schulman, Inc.	342,981
31,805	Ferro Corp.	125,948
4,835	H.B. Fuller Co.	67,545
4,645	Minerals Technologies, Inc.	175,627
18,103	PolyOne Corp.*	37,111
25,671	Rockwood Holdings, Inc.*	192,789
54,797	Spartech Corp.	173,707

		1,115,708

Commercial Banks — 11.4%
10,558	1st Source Corp.	187,932
9,355	BancorpSouth, Inc.	176,810
13,417	BancTrust Financial Group, Inc.(a)	119,009
34,936	Banner Corp.(a)	110,048
10,949	Cardinal Financial Corp.	60,767
18,210	Cascade Bancorp(a)	42,611
61,421	Cathay General Bancorp(a)	780,047
31,600	Central Pacific Financial Corp.	212,668
14,096	City Bank(a)	44,402
19,651	Columbia Banking System, Inc.	174,894
91,182	CVB Financial Corp.(a)	819,726
57,085	East West Bancorp, Inc.	541,737
4,150	Enterprise Financial Services Corp.	43,575
136,897	First Bancorp(a)	973,338
10,266	First Financial Bancorp	83,360
28,119	FirstMerit Corp.	454,684
55,322	Frontier Financial Corp.(a)	97,920
8,624	Glacier Bancorp, Inc.	132,378
6,303	Hancock Holding Co.	172,523
33,003	Hanmi Financial Corp.	63,036
36,567	Heritage Commerce Corp.	263,648

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
36,844	International Bancshares Corp.	$671,298
76,003	Investors Bancorp, Inc.*	811,712
8,743	Lakeland Financial Corp.	180,106
6,733	MainSource Financial Group, Inc.	65,781
22,082	MB Financial, Inc.	360,820
63,016	Nara Bancorp, Inc.	372,425
37,040	Pacific Capital Bancorp	392,994
18,538	Pinnacle Financial Partners, Inc.*(a)	438,053
12,301	Provident Bankshares Corp.(a)	78,973
31,102	Renasant Corp.	376,645
80,921	Sterling Bancshares, Inc.	449,921
14,240	Sun Bancorp, Inc.*	80,598
74,922	Susquehanna Bancshares, Inc.	824,142
16,509	SVB Financial Group*(a)	342,892
1,720	TowneBank(a)	35,845
12,402	TriCo Bancshares	249,776
22,348	Trustmark Corp.	453,664
27,888	UCBH Holdings, Inc.	64,979
2,736	UMB Financial Corp.	105,993
73,884	Umpqua Holdings Corp.(a)	724,063
2,442	Union Bankshares Corp.	38,169
3,480	United Bankshares, Inc.	73,045
4,655	West Bancorp	37,706
8,906	Wilmington Trust Corp.	121,923
59,158	Wilshire Bancorp, Inc.	405,824
32,336	Wintrust Financial Corp.(a)	432,332
8,022	Yadkin Valley Financial Corp.(a)	73,722

		13,818,514

Commercial Services & Supplies — 1.7%
56,640	Acco Brands Corp.*	108,749
13,264	AMREP Corp.*(a)	368,076
24,846	Comfort Systems USA, Inc.	254,175
6,783	Herman Miller, Inc.	74,545
16,138	HNI Corp.	213,183
12,399	ICT Group, Inc.*	48,108
42,671	Kimball International, Inc. Class B	294,003
10,496	The Standard Register Co.	76,306
19,930	United Stationers, Inc.*	558,239

		1,995,384

Communications Equipment — 2.3%
161,167	3Com Corp.*	375,519
8,069	ADTRAN, Inc.	122,245
4,488	Anaren, Inc.*	53,048
13,986	Arris Group, Inc.*	99,580
27,870	Avanex Corp.*	52,396
21,139	Avocent Corp.*(b)	303,345
9,460	BigBand Networks*	47,773
3,444	Black Box Corp.	75,183
82,518	Emulex Corp.*	471,178
21,648	Extreme Networks, Inc.*	38,317

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
5,701	InterDigital, Inc.*	$184,313
16,293	Plantronics, Inc.	165,374
13,321	Polycom, Inc.*	187,160
13,623	SeaChange International, Inc.*	80,648
32,862	Symmetricom, Inc.*	121,918
26,872	Tellabs, Inc.*	110,981
12,823	Tollgrade Communications, Inc.*	73,861
142,589	UTStarcom, Inc.*(a)	209,606

		2,772,445

Computers & Peripherals — 0.7%
27,703	Avid Technology, Inc.*	277,307
38,506	Imation Corp.	375,049
11,184	Novatel Wireless, Inc.*	61,959
199,816	Quantum Corp.*	101,906

		816,221

Construction & Engineering — 0.8%
28,508	Dycom Industries, Inc.*	194,139
14,445	EMCOR Group, Inc.*	297,423
14,245	Granite Construction, Inc.	501,709

		993,271

Construction Materials*(a) — 0.1%
33,925	Headwaters, Inc.	153,680

Consumer Finance — 0.5%
169,966	Advance America Cash Advance Centers, Inc.	239,652
8,051	Cash America International, Inc.	147,172
55,142	CompuCredit Corp.*(a)	176,455

		563,279

Containers & Packaging — 0.4%
32,885	Bway Holding Co.*	278,207
32,437	Myers Industries, Inc.	203,380

		481,587

Distributors* — 0.2%
15,754	Core-Mark Holding Co., Inc.	288,928

Diversified Consumer Services — 0.2%
20,094	Regis Corp.	226,057
3,901	Universal Technical Institute, Inc.*	68,385

		294,442

Diversified Financial Services — 1.2%
61,984	Compass Diversified Holdings	670,047
6,181	Encore Capital Group, Inc.*	32,512
21,822	Financial Federal Corp.	473,974

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — (continued)
20,573	PHH Corp.*	$227,332

		1,403,865

Diversified Telecommunication Services — 1.1%
12,565	Cbeyond, Inc.*	197,773
124,552	Cincinnati Bell, Inc.*	173,127
9,762	General Communication, Inc.*	64,136
10,200	Global Crossing Ltd.*	62,628
218,725	IDT Corp. Class B*	76,554
22,786	Iowa Telecommunications Services, Inc.	292,800
49,776	PAETEC Holding Corp.*	67,198
18,224	Premiere Global Services, Inc.*	176,590
31,058	tw telecom, inc.*	237,594

		1,348,400

Electric Utilities — 3.5%
3,566	ALLETE, Inc.	110,903
45,127	El Paso Electric Co.*	746,401
14,121	IDACORP, Inc.	411,062
2,650	MGE Energy, Inc.	84,933
96,561	Portland General Electric Co.	1,878,111
11,251	The Empire District Electric Co.	199,818
3,450	UIL Holdings Corp.	91,183
26,214	Unisource Energy Corp.	740,283

		4,262,694

Electrical Equipment — 2.4%
16,863	A.O. Smith Corp.	463,395
14,500	Acuity Brands, Inc.(a)	389,615
24,957	Baldor Electric Co.	349,647
26,538	Belden, Inc.	346,586
18,207	Encore Wire Corp.(a)	300,598
74,814	LSI Industries, Inc.	340,404
124,332	Power-One, Inc.*(a)	126,819
2,728	Regal-Beloit Corp.	92,643
21,114	Woodward Governor Co.	434,315

		2,844,022

Electronic Equipment, Instruments & Components* — 1.4%
2,042	Anixter International, Inc.	55,093
43,487	Benchmark Electronics, Inc.	510,538
82,960	Brightpoint, Inc.	388,253
52,874	Insight Enterprises, Inc.	273,887
7,255	Mercury Computer Systems, Inc.	43,312
207,189	Sanmina-SCI Corp.	68,372
6,870	ScanSource, Inc.	128,607
10,602	SYNNEX Corp.	162,741

		1,630,803

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 0.4%
16,259	Complete Production Services, Inc.*	$104,220
17,236	RPC, Inc.(a)	128,236
22,555	Superior Well Services, Inc.*	207,281
14,811	Union Drilling, Inc.*	67,834

		507,571

Food & Staples Retailing — 1.9%
23,832	Casey’s General Stores, Inc.	506,430
26,198	Ingles Markets, Inc.	373,583
5,684	Susser Holdings Corp.*	74,290
19,291	The Great Atlantic & Pacific Tea Co., Inc.*	137,352
14,105	The Pantry, Inc.*	234,566
15,560	Weis Markets, Inc.	484,072
35,181	Winn-Dixie Stores, Inc.*(a)	483,387

		2,293,680

Food Products — 2.6%
11,226	B&G Foods, Inc.	52,089
24,600	Chiquita Brands International, Inc.*(a)	343,908
30,777	Darling International, Inc.*	141,266
6,120	Diamond Foods, Inc.	157,162
7,025	Farmer Bros. Co.	143,029
3,774	Flowers Foods, Inc.	81,103
9,926	Fresh Del Monte Produce, Inc.*	239,217
57,051	Imperial Sugar Co.	648,099
17,030	J & J Snack Foods Corp.	594,517
5,546	Lance, Inc.	104,431
61,576	Reddy Ice Holdings, Inc.	99,753
10,961	Sanderson Farms, Inc.(a)	396,569
7,379	TreeHouse Foods, Inc.*	194,732

		3,195,875

Gas Utilities — 2.3%
54,402	New Jersey Resources Corp.	2,180,976
19,985	Piedmont Natural Gas Co., Inc.	517,811
1,204	The Laclede Group, Inc.	54,650

		2,753,437

Health Care Equipment & Supplies — 0.4%
10,960	Invacare Corp.	208,898
19,058	Medical Action Industries, Inc.*	163,899
17,930	Palomar Medical Technologies, Inc.*	158,680

		531,477

Health Care Providers & Services — 2.5%
15,117	AMERIGROUP Corp.*	422,823
15,558	AMN Healthcare Services, Inc.*	105,794

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
22,422	Assisted Living Concepts, Inc.*	$89,015
11,681	Centene Corp.*	207,104
4,859	Cross Country Healthcare, Inc.*	36,394
3,401	Healthways, Inc.*	47,002
4,409	inVentiv Health, Inc.*	42,062
34,604	Kindred Healthcare, Inc.*	469,576
25,852	MedCath Corp.*	162,609
6,429	Molina Healthcare, Inc.*	112,765
19,096	Nighthawk Radiology Holdings, Inc.*	81,349
1,447	Owens & Minor, Inc.	57,547
42,748	PharMerica Corp.*	702,777
2,966	RehabCare Group, Inc.*	41,376
49,603	Universal American Financial Corp.*	489,582

		3,067,775

Health Care Technology — 0.5%
19,424	Computer Programs and Systems, Inc.	488,125
8,182	Hlth Corp.*	93,111

		581,236

Hotels, Restaurants & Leisure — 2.8%
19,416	Bob Evans Farms, Inc.	340,945
2,721	Buffalo Wild Wings, Inc.*	61,114
9,662	California Pizza Kitchen, Inc.*	100,098
12,164	CEC Entertainment, Inc.*	283,908
22,562	CKE Restaurants, Inc.	187,265
18,275	Gaylord Entertainment Co.*(a)	193,715
3,134	Jack in the Box, Inc.*	70,797
18,100	Landry’s Restaurants, Inc.(a)	116,926
98,437	O’Charley’s, Inc.	246,093
17,521	P.F. Chang’s China Bistro, Inc.*(a)	310,647
11,932	Panera Bread Co.*(a)	560,565
33,639	Papa John’s International, Inc.*	639,477
3,415	Red Robin Gourmet Burgers, Inc.*	41,595
34,802	The Steak n Shake Co.*(a)	199,067

		3,352,212

Household Durables — 0.5%
47,253	American Greetings Corp.	205,078
10,637	Blyth, Inc.	36,272
6,814	CSS Industries, Inc.	103,368
2,654	Harman International Industries, Inc.	42,703
5,934	Helen of Troy Ltd.*	62,129
14,601	M/I Homes, Inc.	129,073

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
5,479	Tempur-Pedic International, Inc.	$38,353

		616,976

Household Products* — 0.7%
142,182	Central Garden & Pet Co.	853,092

Insurance — 8.5%
23,793	American Equity Investment Life Holding Co.	159,175
3,576	American Physicians Capital, Inc.	152,052
14,612	American Safety Insurance Holdings Ltd.*	178,559
3,673	Amerisafe, Inc.*	68,795
8,329	AmTrust Financial Services, Inc.	68,381
36,470	Aspen Insurance Holdings Ltd.	805,987
42,602	Assured Guaranty Ltd.	325,053
27,265	CastlePoint Holdings Ltd.	370,259
29,189	CNA Surety Corp.*	483,078
10,887	Crawford & Co. Class B*	97,656
35,692	Employers Holdings, Inc.	483,270
1,963	First American Corp.	42,872
9,137	First Mercury Financial Corp.*	100,964
4,241	FPIC Insurance Group, Inc.*	165,102
11,918	Hallmark Financial Services, Inc.*	92,245
10,049	Horace Mann Educators Corp.	93,958
22,280	Infinity Property & Casualty Corp.	855,552
48,982	IPC Holdings Ltd.	1,256,878
61,467	Maiden Holdings Ltd.	279,675
38,728	National Financial Partners Corp.	99,531
22,736	Platinum Underwriters Holdings Ltd.	632,288
41,781	PMA Capital Corp.*	230,213
6,051	Presidential Life Corp.	58,513
12,454	ProAssurance Corp.*	588,576
13,462	RLI Corp.	760,468
10,403	Safety Insurance Group, Inc.	364,313
8,103	Seabright Insurance Holdings*	84,028
28,709	Selective Insurance Group, Inc.	440,683
2,467	State Auto Financial Corp.	54,521
2,209	Stewart Information Services Corp.	32,782
31,934	United America Indemnity Ltd.*	337,862
4,712	United Fire & Casualty Co.	94,476
5,517	Unitrin, Inc.	70,397

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
11,167	Zenith National Insurance Corp.	$313,123

		10,241,285

Internet & Catalog Retail*(a) — 0.1%
1,665	Netflix, Inc.	60,173

Internet Software & Services — 0.5%
3,056	DealerTrack Holdings, Inc.*	34,808
31,820	EarthLink, Inc.*	239,605
3,438	Sohu.com, Inc.*	135,973
31,918	United Online, Inc.(a)	195,338

		605,724

IT Services — 1.8%
88,951	Acxiom Corp.	845,924
106,905	Ciber, Inc.*	466,106
3,892	CSG Systems International, Inc.*	56,434
9,852	Exlservice Holdings, Inc.*	78,323
4,600	MAXIMUS, Inc.	170,936
17,346	Ness Technologies, Inc.*	68,864
19,127	Perot Systems Corp.*	248,460
10,857	TeleTech Holdings, Inc.*	87,833
16,787	TNS, Inc.*	138,828

		2,161,708

Leisure Equipment & Products — 0.5%
14,649	Brunswick Corp.	40,724
35,944	Nautilus, Inc.*	49,962
20,192	Polaris Industries, Inc.(a)	429,484
18,457	RC2 Corp.*	107,235

		627,405

Life Sciences Tools & Services* — 0.1%
17,791	Albany Molecular Research, Inc.	152,469

Machinery — 1.6%
10,071	AGCO Corp.*(b)	214,311
10,061	Mueller Industries, Inc.	202,427
21,915	Mueller Water Products, Inc.(a)	148,364
7,089	NACCO Industries, Inc.	226,777
5,242	Sauer-Danfoss, Inc.	39,525
15,159	Tecumseh Products Co.*	124,304
1,901	The Gorman-Rupp Co.	48,666
18,529	The Toro Co.	548,644
79,825	Wabash National Corp.	225,106
3,356	Wabtec Corp.	100,445

		1,878,569

Marine — 0.3%
46,565	American Commercial Lines, Inc.*	188,123
22,332	Eagle Bulk Shipping, Inc.(a)	119,253

Shares	Description	Value
Common Stocks — (continued)
Marine — (continued)
24,064	Horizon Lines, Inc.(a)	$82,780

		390,156

Media — 0.9%
12,113	Arbitron, Inc.	181,937
48,959	Cox Radio, Inc.*	247,243
15,934	Cumulus Media, Inc.*	27,406
132,095	Entercom Communications Corp.	154,551
1,751	Granite Broadcasting Corp.*	1,751
33,911	Journal Communications, Inc.	60,701
58,542	Live Nation, Inc.*	306,175
25,109	RCN Corp.*	92,401

		1,072,165

Metals & Mining — 1.4%
5,428	A.M. Castle & Co.	45,921
27,125	Brush Engineered Materials, Inc.*	340,690
4,411	Compass Minerals International, Inc.	265,410
11,862	Kaiser Aluminum Corp.	294,652
4,789	Olympic Steel, Inc.	76,001
3,005	Royal Gold, Inc.	144,480
8,221	RTI International Metals, Inc.*	109,422
38,429	Sutor Technology Group Ltd.*	72,247
36,222	Worthington Industries, Inc.	364,393

		1,713,216

Multi-Utilities — 1.8%
8,464	Avista Corp.	161,155
28,764	Black Hills Corp.	762,246
13,066	CH Energy Group, Inc.	660,878
14,487	NorthWestern Corp.	350,730
26,484	PNM Resources, Inc.	265,900

		2,200,909

Multiline Retail* — 0.0%
4,070	99 Cents Only Stores	34,107

Oil, Gas & Consumable Fuels — 3.8%
9,238	Alpha Natural Resources, Inc.*	150,764
99,993	Aventine Renewable Energy Holdings, Inc.*	45,997
41,128	Berry Petroleum Co.	302,702
9,310	Bill Barrett Corp.*	205,844
25,449	Callon Petroleum Co.*	53,697
1,902	Cimarex Energy Co.	47,246
3,780	Comstock Resources, Inc.*	144,131
20,668	Crosstex Energy, Inc.	68,618
2,301	Encore Acquisition Co.*	62,541

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
57,912	Energy XXI (Bermuda) Ltd.	$40,538
33,284	EXCO Resources, Inc.*	337,500
72,152	Rosetta Resources, Inc.*	437,963
6,350	St. Mary Land & Exploration Co.	122,872
19,699	Swift Energy Co.*	301,789
48,615	Tesoro Corp.(b)	837,636
7,367	USEC, Inc.*	37,498
42,801	VAALCO Energy, Inc.*	321,436
23,344	Venoco, Inc.*	69,332
56,389	Western Refining, Inc.	657,496
1,912	Whiting Petroleum Corp.*	55,448
9,159	World Fuel Services Corp.	309,299

		4,610,347

Paper & Forest Products — 0.4%
26,578	Buckeye Technologies, Inc.*	77,608
4,954	Clearwater Paper Corp.*	56,030
28,215	Louisiana-Pacific Corp.	58,687
35,591	Wausau Paper Corp.	338,470

		530,795

Personal Products — 0.5%
104,185	Mannatech, Inc.(a)	280,258
13,214	Nu Skin Enterprises, Inc.	125,401
27,530	Prestige Brands Holdings, Inc.*	174,815

		580,474

Pharmaceuticals* — 1.3%
114,020	DepoMed, Inc.	246,283
42,823	Par Pharmaceutical Cos., Inc.	527,151
51,061	Questcor Pharmaceuticals, Inc.	329,344
24,960	Salix Pharmaceuticals Ltd.	199,680
3,086	Valeant Pharmaceuticals International	66,966
12,631	ViroPharma, Inc.	151,572

		1,520,996

Professional Services — 2.0%
15,755	CDI Corp.	168,894
22,443	Heidrick & Struggles International, Inc.	341,134
24,214	Hudson Highland Group, Inc.*	59,566
27,100	Kelly Services, Inc.	245,526
20,186	Kforce, Inc.*	126,163
8,889	Korn/Ferry International*	83,557
123,254	MPS Group, Inc.*	745,687
124,515	Spherion Corp.*	178,056
16,243	TrueBlue, Inc.*	138,065

Shares	Description	Value
Common Stocks — (continued)
Professional Services — (continued)
54,116	Volt Information Sciences, Inc.*(a)	$288,438

		2,375,086

Real Estate Investment Trusts — 9.5%
6,602	Acadia Realty Trust	77,045
23,260	Agree Realty Corp.	319,825
17,714	AMB Property Corp.(b)	285,550
21,320	Cousins Properties, Inc.(a)	204,885
122,550	DCT Industrial Trust, Inc.	447,307
18,055	EastGroup Properties, Inc.	548,511
8,099	Entertainment Properties Trust	183,442
9,903	Equity Lifestyle Properties, Inc.	373,640
985	Federal Realty Investment Trust	49,871
70,995	Franklin Street Properties Corp.(a)	810,763
2,096	Getty Realty Corp.	43,471
26,151	Highwoods Properties, Inc.	589,967
4,887	Kilroy Realty Corp.	111,717
19,520	LaSalle Hotel Properties	162,602
3,775	Liberty Property Trust	75,500
55,456	LTC Properties, Inc.	1,147,385
9,377	National Health Investors, Inc.	244,271
10,663	Nationwide Health Properties, Inc.	272,226
39,472	NorthStar Realty Finance Corp.(a)	153,151
83,532	OMEGA Healthcare Investors, Inc.	1,222,073
8,459	Post Properties, Inc.	110,728
11,835	Potlatch Corp.	298,124
913	PS Business Parks, Inc.	39,168
87,927	Realty Income Corp.(a)	1,694,353
9,956	Regency Centers Corp.	351,447
1,895	Saul Centers, Inc.	61,966
40,344	Senior Housing Properties Trust	652,766
2,764	Sovran Self Storage, Inc.	71,864
13,702	Universal Health Realty Income Trust	419,281
30,907	Urstadt Biddle Properties	457,115

		11,480,014

Real Estate Management & Development — 0.2%
11,430	Jones Lang LaSalle, Inc.	269,862

Road & Rail — 2.0%
16,639	Arkansas Best Corp.	389,186
14,154	Celadon Group, Inc.*	110,684
29,607	Dollar Thrifty Automotive Group, Inc.*	34,344
41,857	Marten Transport Ltd.*	739,195
38,140	Saia, Inc.*	407,717
13,865	Universal Truckload Services, Inc.*	171,371

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — (continued)
26,114	Werner Enterprises, Inc.	$391,710
65,899	YRC Worldwide, Inc.*(a)	189,789

		2,433,996

Semiconductors & Semiconductor Equipment — 0.8%
15,648	Cohu, Inc.	156,167
25,346	Entegris, Inc.*	35,231
10,884	Semtech Corp.*	127,887
124,351	Silicon Image, Inc.*	456,368
116,664	Silicon Storage Technology, Inc.*	239,161

		1,014,814

Software — 2.3%
14,517	ArcSight, Inc.*	134,863
4,555	Blackbaud, Inc.	50,697
25,219	Commvault Systems, Inc.*	334,656
4,831	Digimarc Corp.*	46,088
22,249	Fair Isaac Corp.	282,562
27,756	i2 Technologies, Inc.*(a)	173,198
3,602	JDA Software Group, Inc.*	40,342
38,018	Magma Design Automation, Inc.*	43,721
4,051	Manhattan Associates, Inc.*	62,142
60,296	Mentor Graphics Corp.*(a)	280,979
2,552	MicroStrategy, Inc.*	98,762
24,205	QAD, Inc.	61,965
42,677	Symyx Technologies, Inc.*	204,850
54,407	TIBCO Software, Inc.*	291,078
91,700	TiVo, Inc.*	659,323
10,377	VASCO Data Security International, Inc.*	70,356

		2,835,582

Specialty Retail — 3.0%
2,934	Aaron Rents, Inc.	64,137
17,422	Asbury Automotive Group, Inc.	62,371
315,862	Blockbuster, Inc.*(a)	404,303
45,704	Build-A-Bear Workshop, Inc.*(a)	191,957
39,168	Charlotte Russe Holding, Inc.*	201,715
82,442	Charming Shoppes, Inc.*	89,037
3,062	Collective Brands, Inc.*	32,672
20,805	Genesco, Inc.*(a)	320,397
2,457	Hibbett Sports, Inc.*	33,440
46,472	Hot Topic, Inc.*	396,871
21,353	Jo-Ann Stores, Inc.*	272,678
3,399	PetSmart, Inc.	63,799
14,927	Rent-A-Center, Inc.*	221,666
48,844	Stage Stores, Inc.	349,235
13,028	The Cato Corp.	172,360
9,895	The Children’s Place Retail Stores, Inc.*	186,125
15,044	Tractor Supply Co.*	507,133

		3,569,896

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.8%
37,800	Carter’s, Inc.*	$642,222
1,460	Columbia Sportswear Co.	41,931
9,838	Kenneth Cole Productions, Inc.	62,865
4,596	Maidenform Brands, Inc.*	41,134
14,194	Oxford Industries, Inc.	94,532
2,067	Steven Madden Ltd.*	35,925

		918,609

Thrifts & Mortgage Finance — 2.1%
16,161	Abington Bancorp, Inc.	113,935
16,110	Bank Mutual Corp.	142,251
63,043	Brookline Bancorp, Inc.(a)	609,626
12,315	Dime Community Bancshares	123,766
23,111	First Financial Northwest, Inc.(a)	200,141
30,796	First Niagara Financial Group, Inc.	402,196
25,609	NewAlliance Bancshares, Inc.	281,443
65,051	Provident Financial Services, Inc.	711,007

		2,584,365

Tobacco — 0.5%
86,188	Alliance One International, Inc.*	206,851
11,916	Universal Corp.	364,392

		571,243

Trading Companies & Distributors — 0.1%
12,010	Aircastle Ltd.	49,001
1,972	Watsco, Inc.	65,174

		114,175

Water Utilities — 0.1%
22,336	Southwest Water Co.	100,065

Wireless Telecommunication Services* — 0.2%
20,719	USA Mobility, Inc.	219,000

TOTAL COMMON STOCKS		$118,386,081

Units	Expiration Month	Value
Warrants* — 0.0%
Granite Broadcasting Corp.
5,013	06/2012	$44

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.6%
Joint Repurchase Agreement Account II
$3,100,000	0.287%	02/02/09	$3,100,000
Maturity Value: $3,100,074

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$121,486,125

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 9.6%
Boston Global Investment Trust — Enhanced Portfolio II
11,715,442	0.762%	11,574,856

TOTAL INVESTMENTS — 110.1%		$133,060,981

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(12,250,449)

NET ASSETS — 100.0%		$120,810,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Joint repurchase agreement was entered into on January 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At January 31, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell Mini 2000 Index	71	March 2009	$3,142,460	$(233,028)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$175,824,271

Gross unrealized gain	5,005,957
Gross unrealized loss	(47,769,247)

Net unrealized security loss	$(42,763,290)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 1.6%
71,627	General Dynamics Corp.	$4,063,400
23,690	Lockheed Martin Corp.	1,943,527
23,018	Northrop Grumman Corp.(a)	1,107,626
33,540	United Technologies Corp.(b)	1,609,585

		8,724,138

Air Freight & Logistics — 1.6%
42,484	C.H. Robinson Worldwide, Inc.	1,953,414
67,918	Expeditors International of Washington, Inc.(b)	1,888,800
49,057	FedEx Corp.	2,498,964
56,550	United Parcel Service, Inc. Class B	2,402,809

		8,743,987

Auto Components(b) — 0.2%
64,070	Johnson Controls, Inc.	801,516

Beverages — 1.2%
6,878	Brown-Forman Corp. Class B	312,330
83,111	Coca-Cola Enterprises, Inc.	933,337
109,883	Dr. Pepper Snapple Group, Inc.*	1,807,575
76,418	Hansen Natural Corp.*	2,560,003
21,633	PepsiAmericas, Inc.(b)	348,940
12,555	PepsiCo, Inc.	630,638

		6,592,823

Biotechnology* — 4.4%
103,147	Amgen, Inc.	5,657,613
50,830	Biogen Idec, Inc.	2,472,879
11,801	Celgene Corp.	624,863
291,067	Gilead Sciences, Inc.(b)	14,777,472

		23,532,827

Building Products — 0.0%
12,694	Armstrong World Industries, Inc.	210,467

Capital Markets — 2.3%
37,337	Bank of New York Mellon Corp.	961,054
14,180	BlackRock, Inc.(b)	1,542,784
145,505	Eaton Vance Corp.	2,784,966
35,742	Federated Investors, Inc. Class B	697,684
26,217	Franklin Resources, Inc.	1,269,427
144,442	SEI Investments Co.	1,830,080
88,873	T. Rowe Price Group, Inc.	2,451,117
43,655	The Charles Schwab Corp.	593,272

		12,130,384

Chemicals — 1.2%
8,770	Ecolab, Inc.	297,829
68,198	Monsanto Co.	5,187,140

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
70,180	The Dow Chemical Co.	$813,386

		6,298,355

Commercial Banks — 1.5%
11,248	BB&T Corp.(b)	222,598
40,049	Marshall & Ilsley Corp.(b)	228,680
77,424	Regions Financial Corp.	267,887
91,697	SunTrust Banks, Inc.	1,124,205
247,611	Synovus Financial Corp.	980,540
32,011	U.S. Bancorp	475,043
234,899	Wells Fargo & Co.	4,439,591
35,029	Wilmington Trust Corp.	479,547

		8,218,091

Communications Equipment — 2.1%
514,373	Cisco Systems, Inc.*	7,700,164
44,599	Motorola, Inc.(b)	197,573
74,176	QUALCOMM, Inc.(b)	2,562,781
176,582	Tellabs, Inc.*	729,284

		11,189,802

Computers & Peripherals — 4.8%
90,912	Apple, Inc.*(a)	8,193,899
122,565	Dell, Inc.*	1,164,368
391,832	EMC Corp.*(b)	4,325,825
105,534	Hewlett-Packard Co.	3,667,306
62,510	International Business Machines Corp.	5,729,041
166,561	NetApp, Inc.*(b)	2,470,100

		25,550,539

Construction & Engineering — 0.0%
4,556	Fluor Corp.	177,228

Consumer Finance — 0.4%
119,617	Capital One Financial Corp.	1,894,733

Containers & Packaging — 0.1%
6,781	AptarGroup, Inc.	208,990
14,504	Sonoco Products Co.	332,577

		541,567

Distributors — 0.0%
5,182	Genuine Parts Co.	165,928

Diversified Consumer Services* — 0.7%
47,317	Apollo Group, Inc.	3,854,443

Diversified Financial Services — 2.8%
279,861	Bank of America Corp.	1,841,485
23,667	CME Group, Inc.	4,115,928
194,878	JPMorgan Chase & Co.(b)	4,971,338
143,395	Moody’s Corp.(b)	3,071,521
47,074	NYSE Euronext(b)	1,035,628

		15,035,900

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services(b) — 3.6%
445,867	AT&T, Inc.	$10,977,246
275,674	Verizon Communications, Inc.	8,234,382

		19,211,628

Electric Utilities — 2.1%
55,339	Duke Energy Corp.	838,386
124,345	Exelon Corp.(b)	6,741,986
30,777	FirstEnergy Corp.	1,538,542
75,921	PPL Corp.	2,327,738

		11,446,652

Electrical Equipment — 1.4%
226,700	Emerson Electric Co.	7,413,090

Electronic Equipment, Instruments & Components* — 0.2%
63,445	Ingram Micro, Inc.	778,470
24,481	Tech Data Corp.	443,351

		1,221,821

Energy Equipment & Services — 1.0%
7,332	FMC Technologies, Inc.*(b)	216,954
88,097	Halliburton Co.	1,519,673
91,381	Schlumberger Ltd.	3,729,259

		5,465,886

Food & Staples Retailing — 3.0%
130,434	BJ’s Wholesale Club, Inc.*(b)	3,740,847
17,965	Costco Wholesale Corp.	808,964
286,331	The Kroger Co.	6,442,448
105,491	Wal-Mart Stores, Inc.	4,970,736

		15,962,995

Food Products — 2.0%
84,382	Archer-Daniels-Midland Co.(b)	2,310,379
84,561	Bunge Ltd.(b)	3,631,049
39,069	Campbell Soup Co.	1,186,526
31,618	Corn Products International, Inc.	731,957
32,687	Hormel Foods Corp.	975,053
26,284	The Hershey Co.	979,868
113,397	Tyson Foods, Inc.	1,003,563

		10,818,395

Health Care Equipment & Supplies — 1.2%
31,766	Becton, Dickinson & Co.	2,308,435
357,606	Boston Scientific Corp.*	3,171,965
42,225	Hologic, Inc.*(b)	497,833
15,165	Varian Medical Systems, Inc.*	563,077

		6,541,310

Health Care Providers & Services — 2.1%
51,465	AmerisourceBergen Corp.(a)	1,869,209

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
15,346	Cardinal Health, Inc.	$577,777
30,613	Express Scripts, Inc.*	1,645,755
12,988	Health Net, Inc.*	190,014
30,667	McKesson Corp.	1,355,481
107,362	Medco Health Solutions, Inc.*	4,823,775
12,237	WellPoint, Inc.*	507,224

		10,969,235

Health Care Technology*(b) — 0.3%
7,453	Cerner Corp.	251,315
109,930	Hlth Corp.	1,251,004

		1,502,319

Hotels, Restaurants & Leisure — 3.3%
174,633	McDonald’s Corp.	10,132,206
52,056	Panera Bread Co.*(b)	2,445,591
184,045	Yum! Brands, Inc.	5,267,368

		17,845,165

Household Durables — 0.1%
12,351	Fortune Brands, Inc.	395,232
18,488	Harman International Industries, Inc.	297,472

		692,704

Household Products — 2.9%
121,442	Colgate-Palmolive Co.	7,898,588
138,909	The Procter & Gamble Co.	7,570,540

		15,469,128

Independent Power Producers & Energy Traders* — 1.0%
658,852	Dynegy, Inc.	1,390,178
119,417	Mirant Corp.(b)	2,050,390
49,195	NRG Energy, Inc.	1,149,195
104,871	Reliant Energy, Inc.	533,793

		5,123,556

Industrial Conglomerates — 1.5%
528,574	General Electric Co.	6,411,602
81,281	Tyco International Ltd.	1,708,527

		8,120,129

Insurance — 1.9%
185,207	Aflac, Inc.	4,298,654
19,730	Endurance Specialty Holdings Ltd.(b)	537,840
33,124	First American Corp.	723,428
32,510	Loews Corp.	793,244
18,667	The Chubb Corp.	794,841
61,006	The Progressive Corp.*	741,223
51,837	The Travelers Cos., Inc.	2,002,982
6,939	Unum Group	98,256

		9,990,468

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services* — 1.9%
58,157	eBay, Inc.	$699,047
23,597	Google, Inc.(b)	7,988,293
62,397	VeriSign, Inc.(b)	1,204,886

		9,892,226

IT Services — 1.4%
237,197	Accenture Ltd.	7,485,937

Life Sciences Tools & Services* — 0.1%
13,053	Thermo Fisher Scientific, Inc.	468,994

Machinery — 0.9%
91,919	AGCO Corp.*(a)(b)	1,956,036
10,473	Deere & Co.	363,832
18,718	Illinois Tool Works, Inc.	611,330
63,847	The Toro Co.(b)	1,890,510

		4,821,708

Media — 3.0%
263,645	Comcast Corp.	3,862,399
36,129	Comcast Corp. Special Class A	501,470
60,049	The DIRECTV Group, Inc.*	1,315,073
107,498	The Walt Disney Co.	2,223,059
843,402	Time Warner, Inc.(b)	7,868,941
78,756	Virgin Media, Inc.(b)	357,552

		16,128,494

Metals & Mining(b) — 0.5%
176,162	Southern Copper Corp.	2,455,698

Multi-Utilities — 0.4%
21,941	Integrys Energy Group, Inc.	916,037
32,082	NiSource, Inc.	310,554
10,346	OGE Energy Corp.	255,339
8,969	Public Service Enterprise Group, Inc.	283,151
7,484	Vectren Corp.	193,013

		1,958,094

Multiline Retail — 0.6%
57,695	Dollar Tree, Inc.*	2,464,153
19,180	Family Dollar Stores, Inc.	532,629

		2,996,782

Oil, Gas & Consumable Fuels — 14.4%
44,197	Alpha Natural Resources, Inc.*	721,295
64,295	Apache Corp.	4,822,125
202,446	Chevron Corp.	14,276,492
10,362	Cimarex Energy Co.(b)	257,392
79,301	ConocoPhillips	3,769,176
77,086	Devon Energy Corp.	4,748,498
26,327	EOG Resources, Inc.	1,784,181
349,195	Exxon Mobil Corp.(b)	26,706,434
66,562	Murphy Oil Corp.	2,940,709

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
36,956	Occidental Petroleum Corp.	$2,015,950
15,955	Pioneer Natural Resources Co.	233,581
65,480	Southwestern Energy Co.*	2,072,442
58,964	Sunoco, Inc.	2,731,212
219,776	Tesoro Corp.	3,786,740
16,489	Ultra Petroleum Corp.*	590,801
205,289	Valero Energy Corp.	4,951,571
38,524	W&T Offshore, Inc.(b)	484,247

		76,892,846

Personal Products — 0.6%
75,812	Avon Products, Inc.	1,550,355
82,344	Herbalife Ltd.	1,688,876

		3,239,231

Pharmaceuticals — 7.7%
5,535	Abbott Laboratories	306,860
13,349	Bristol-Myers Squibb Co.	285,802
205,992	Eli Lilly & Co.	7,584,625
10,293	Forest Laboratories, Inc.*	257,737
118,352	Johnson & Johnson(b)	6,827,727
135,247	King Pharmaceuticals, Inc.*	1,182,059
188,589	Merck & Co., Inc.	5,384,216
623,896	Pfizer, Inc.	9,096,404
303,622	Schering-Plough Corp.	5,331,602
106,746	Wyeth	4,586,876

		40,843,908

Professional Services — 0.3%
20,891	Manpower, Inc.	594,558
57,588	Robert Half International, Inc.	976,116

		1,570,674

Real Estate Investment Trusts — 1.6%
72,069	AMB Property Corp.	1,161,752
16,302	AvalonBay Communities, Inc.(b)	844,607
23,669	Boston Properties, Inc.	1,024,868
8,722	Equity Residential	208,718
70,048	Nationwide Health Properties, Inc.	1,788,325
30,520	Regency Centers Corp.	1,077,356
52,545	Simon Property Group, Inc.(b)	2,258,384

		8,364,010

Real Estate Management & Development — 0.1%
26,527	Jones Lang LaSalle, Inc.	626,302

Road & Rail — 1.1%
2,983	Burlington Northern Santa Fe Corp.	197,624
238,501	J.B. Hunt Transportation Services, Inc.(b)	5,311,417

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — (continued)
13,436	Union Pacific Corp.	$588,362

		6,097,403

Semiconductors & Semiconductor Equipment — 2.3%
106,732	Broadcom Corp.*(b)	1,691,702
392,592	Intel Corp.(b)	5,064,437
131,978	LSI Corp.*	419,690
46,970	Marvell Technology Group Ltd.*	342,411
309,181	Texas Instruments, Inc.	4,622,256

		12,140,496

Software — 2.7%
180,424	Adobe Systems, Inc.*	3,483,988
41,980	Autodesk, Inc.*(b)	695,189
479,032	Microsoft Corp.	8,191,447
50,716	Oracle Corp.*	853,550
75,612	Symantec Corp.*(b)	1,159,132
11,236	VMware, Inc.*	232,585

		14,615,891

Specialty Retail — 0.8%
112,357	PetSmart, Inc.	2,108,941
66,444	Ross Stores, Inc.	1,954,782

		4,063,723

Thrifts & Mortgage Finance — 0.3%
130,427	Hudson City Bancorp, Inc.	1,512,953

Tobacco — 3.6%
329,895	Altria Group, Inc.(a)	5,456,464
155,694	Lorillard, Inc.	9,257,565
124,102	Philip Morris International, Inc.	4,610,389

		19,324,418

Trading Companies & Distributors — 0.3%
7,634	Fastenal Co.(b)	260,930
16,575	W.W. Grainger, Inc.	1,209,146

		1,470,076

Water Utilities — 0.0%
9,564	American Water Works Co., Inc.	202,566

Wireless Telecommunication Services* — 0.6%
1,198,168	Sprint Nextel Corp.	2,911,548

TOTAL COMMON STOCKS		$521,541,187

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.6%
Joint Repurchase Agreement Account II
$13,900,000	0.287%	02/02/09	$13,900,000
Maturity Value: $13,900,332

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$535,441,187

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d) — 21.5%
Boston Global Investment Trust — Enhanced Portfolio II
116,029,875	0.762%	$114,637,516

TOTAL INVESTMENTS — 121.8%		$650,078,703

LIABILITIES IN EXCESS OF OTHER ASSETS — (21.8)%		(116,528,379)

NET ASSETS — 100.0%		$533,550,324

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b) All or a portion of security is on loan.
(c) Joint repurchase agreement was entered into on January 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACT — At January 31, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	262	March 2009	$10,774,750	$(1,088,727)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$800,540,206

Gross unrealized gain	17,597,833
Gross unrealized loss	(168,059,336)

Net unrealized security loss	$(150,461,503)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — For the period ended January 31, 2009, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In October 2008, the FASB issued FASB Staff Position FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active.” This statement, which is consistent with the Fund’s fair value measurement policies, explains the importance of taking into account all information available with respect to making a fair value measurement. Specifically, this statement clarifies that it may be more appropriate to use a GSAM estimate rather than independent data, or for GSAM to make adjustments to independent data, when determining fair value if there are no active market transactions to substantiate the independent data.
     The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Balanced				Structured Large Cap Growth
		Investments in
	Investments in	Securities	Other	Other	Investments in	Other
	Securities	Short —	Derivatives —	Derivatives —	Securities	Derivatives —
Level	Long — Assets	Liabilities	Assets	Liabilities	Long — Assets	Liabilities

Level 1	$67,123,124	$—	$20,516	$(570,992)	$841,057,255	$(459,168)
Level 2	63,667,399	(3,087,500)	2,028,638	(1,107,199)	232,994,085	—
Level 3	—	—	—	—	—	—

Total	$130,790,523	$(3,087,500)	$2,049,154	$(1,678,191)	$1,074,051,340	$(459,168)

	Structured Large Cap Value		Structured Small Cap Equity
	Investments in	Other	Investments in	Other
	Securities	Derivatives —	Securities	Derivatives —
Level	Long — Assets	Liabilities	Long — Assets	Liabilities

Level 1	$865,476,640	$(650,995)	$487,350,078	$(428,287)
Level 2	205,391,908	—	105,283,545	—
Level 3	—	—	—	—

Total	$1,070,868,548	$(650,995)	$592,633,623	$(428,287)

	Structured Small Cap Growth		Structured Small Cap Value
	Investments in	Other	Investments in	Other
	Securities	Derivatives —	Securities	Derivatives —
Level	Long — Assets	Liabilities	Long — Assets	Liabilities

Level 1	$30,050,291	$(41,197)	$118,384,330	$(233,028)
Level 2	3,285,151	—	14,674,856	—
Level 3	—	—	1,795	—

Total	$33,335,442	$(41,197)	$133,060,981	$(233,028)

	Structured U.S. Equity
	Investments in	Other
	Securities	Derivatives —
Level	Long — Assets	Liabilities
Level 1	$521,541,187	$(1,088,727)
Level 2	128,537,516	—
Level 3	—	—

Total	$650,078,703	$(1,088,727)

     The following is a reconciliation of Level 3 investments for the period ended January 31, 2009:

Structured Small
Cap Value
Investments in
Securities Long —
Level 3	Assets
Beginning Balance as of November 1, 2008	$—
Realized gain (loss)	—
Change in unrealized gain (loss)	(11,432)
Net purchase (sales)	—
Net transfers in and/or out of Level 3	13,227

Ending Balance as of January 31, 2009	$1,795

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars (using 4:00 p.m. Eastern Time exchange rates) on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments The effect of changes in foreign currency exchange rates on fixed income securities are segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, and are included with the net realized and unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non-U.S. currency symbols utilized throughout the report are defined as follows:

BRL = Brazilian Real EUR = Euro	KRW = South Korean Won MXN = Mexican Peso
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. For forward foreign currency exchange contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Mortgage and Asset-Backed Securities — The Balanced Fund may invest in mortgage and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.
Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Fund will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter in repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The collateral for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these agreements.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Balanced	$3,300,000

Structured Large Cap Growth	18,000,000

Structured Large Cap Value	20,700,000

Structured Small Cap Equity	14,200,000

Structured Small Cap Growth	900,000

Structured Small Cap Value	3,100,000

Structured U.S. Equity	13,900,000

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$7,000,000,000	0.28%	02/02/09	$7,000,163,334

Barclays Capital, Inc.	7,012,100,000	0.29	02/02/09	7,012,269,459

Citigroup Global Markets, Inc.	1,000,000,000	0.30	02/02/09	1,000,025,000

Credit Suisse Securities (USA) LLC	300,000,000	0.25	02/02/09	300,006,250

Credit Suisse Securities (USA) LLC	1,000,000,000	0.30	02/02/09	1,000,025,000

Deutsche Bank Securities, Inc.	1,100,000,000	0.29	02/02/09	1,100,026,583

Greenwich Capital Markets	500,000,000	0.30	02/02/09	500,012,500

JPMorgan Securities	600,000,000	0.26	02/02/09	600,013,000

JPMorgan Securities	2,600,000,000	0.30	02/02/09	2,600,065,000

Morgan Stanley & Co.	3,750,000,000	0.29	02/02/09	3,750,090,625

UBS Securities LLC	4,470,000,000	0.28	02/02/09	4,470,104,300

TOTAL				$29,332,801,051

At January 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.380% to 6.900%, due 04/01/09 to 11/15/18; Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 05/12/09 to 08/01/48; Federal National Mortgage Association, 3.050% to 12.750%, due 02/01/09 to 01/01/49; Government National Mortgage Association, 5.000% to 7.000%, due 12/15/34 to 01/20/39 and U.S. Treasury Notes, 2.750% to 5.000%, due 10/15/09 to 08/15/13. The aggregate market value of the collateral, including accrued interest, was $30,005,456,194.
Swap Contracts — The Balanced Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The Fund may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations under the swap contract.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on the Statement of Operations. The Fund may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund as a buyer of credit protection is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received by

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
the Fund. Upon the occurrence of a specified credit event, the Fund as a seller of credit protection may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets which have been pledged as collateral to the counterparty.
     Credit default swaps meet the definition of a credit derivative as defined by FASB FSP No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The Fund’s credit default swaps are disclosed in the Additional Investment Information section of the Schedule of Investments. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of the securites or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent.
     Effective October 7, 2008, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II primarily invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Prior to October 7, 2008, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Treasury Inflation-Protected Securities — The Balanced Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (“CPIU”). The adjustments to principal due to inflation are reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	April 1, 2009

* Print the name and title of each signing officer under his or her signature.